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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Convertible Securities Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 4.8%
Issuer	Shares	Value ($)
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Ascent Resources, Class B(a),(b)	10,248,729	2,295,715
Total Energy		2,295,715
Industrials 0.5%
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	47,500	3,700,250
Total Industrials		3,700,250
Information Technology 3.5%
Semiconductors & Semiconductor Equipment 3.5%
Lam Research Corp.	120,000	18,620,400
NVIDIA Corp.	52,000	7,506,200
Total		26,126,600
Total Information Technology		26,126,600
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
Alexandria Real Estate Equities, Inc.	33,000	3,850,440
Total Real Estate		3,850,440
Total Common Stocks (Cost $16,484,394)		35,973,005

Convertible Bonds 66.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 2.2%
Navistar International Corp.
04/15/2019	4.750%	10,630,000	10,311,100
Tesla, Inc.
03/15/2022	2.375%	5,000,000	5,931,250
Total			16,242,350
Brokerage/Asset Managers/Exchanges 0.7%
Hercules Capital, Inc.(c)
02/01/2022	4.375%	5,300,000	5,379,500
Cable and Satellite 2.7%
DISH Network Corp.(c)
08/15/2026	3.375%	16,700,000	20,366,151
Consumer Products 1.0%
Iconix Brand Group, Inc.
03/15/2018	1.500%	7,500,000	7,265,625
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.5%
NRG Yield, Inc.(c)
06/01/2020	3.250%	7,000,000	6,899,375
Pattern Energy Group, Inc.
07/15/2020	4.000%	5,320,000	5,409,775
SunPower Corp.
01/15/2023	4.000%	7,500,000	6,210,975
Total			18,520,125
Finance Companies 0.5%
TCP Capital Corp.(c)
03/01/2022	4.625%	3,500,000	3,552,500
Health Care 3.6%
Fluidigm Corp.
02/01/2034	2.750%	5,840,000	3,916,946
Immunomedics, Inc.
02/15/2020	4.750%	2,700,000	4,336,200
Insulet Corp.(c)
09/15/2021	1.250%	4,200,000	4,158,630
Invacare Corp.
02/15/2021	5.000%	3,500,000	3,895,938
Nevro Corp.
06/01/2021	1.750%	3,500,000	3,600,625
Novavax, Inc.
02/01/2023	3.750%	8,000,000	3,240,000
The Spectranetics Corp. (The)
06/01/2034	2.625%	3,400,000	3,735,750
Total			26,884,089
Home Construction 0.6%
CalAtlantic Group, Inc.
05/15/2018	1.625%	3,620,000	4,362,100
Independent Energy 1.7%
Chesapeake Energy Corp.(c)
09/15/2026	5.500%	10,000,000	9,648,980
Chesapeake Energy Corp.
12/15/2038	2.250%	66,000	63,690
Oasis Petroleum, Inc.
09/15/2023	2.625%	3,000,000	3,268,125
Total			12,980,795
Leisure 0.5%
World Wrestling Entertainment, Inc.(c)
12/15/2023	3.375%	3,500,000	3,703,438

Columbia Convertible Securities Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2017 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 1.5%
Liberty Interactive LLC(c)
09/30/2046	1.750%	6,900,000	8,025,563
Pandora Media, Inc.
12/01/2020	1.750%	3,580,000	3,344,722
Total			11,370,285
Midstream 0.6%
Scorpio Tankers, Inc.(c)
07/01/2019	2.375%	4,790,000	4,230,638
Oil Field Services 1.1%
Cobalt International Energy, Inc.
05/15/2024	3.125%	8,500,000	2,295,000
Weatherford International Ltd.
07/01/2021	5.875%	5,200,000	5,739,500
Total			8,034,500
Other Financial Institutions 1.5%
Encore Capital Group, Inc.(c)
03/15/2022	3.250%	5,500,000	5,572,188
LendingTree, Inc.(c)
06/01/2022	0.625%	3,000,000	3,048,750
Walter Investment Management Corp.
11/01/2019	4.500%	7,130,000	2,424,200
Total			11,045,138
Other Industry 1.3%
General Cable Corp.(d)
Subordinated
11/15/2029	4.500%	6,510,000	4,910,981
Green Plains, Inc.(c)
09/01/2022	4.125%	4,900,000	5,065,375
Total			9,976,356
Other REIT 3.8%
Blackstone Mortgage Trust, Inc.
12/01/2018	5.250%	4,740,000	5,363,974
Colony Starwood Homes(c)
01/15/2022	3.500%	6,600,000	7,049,625
New York Mortgage Trust, Inc.
01/15/2022	6.250%	3,650,000	3,595,250
RWT Holdings, Inc
11/15/2019	5.625%	5,240,000	5,426,675
Starwood Property Trust, Inc.
03/01/2018	4.550%	6,500,000	6,902,187
Total			28,337,711
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 0.7%
EnerNOC, Inc.
08/15/2019	2.250%	6,100,000	5,389,905
Pharmaceuticals 8.5%
Acorda Therapeutics, Inc.
06/15/2021	1.750%	4,700,000	3,633,688
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%	4,460,000	3,601,450
BioMarin Pharmaceutical, Inc.
10/15/2020	1.500%	7,500,000	8,789,062
Clovis Oncology, Inc.
09/15/2021	2.500%	3,000,000	3,455,625
ImmunoGen, Inc.(c)
07/01/2021	4.500%	3,200,000	4,150,000
Impax Laboratories, Inc.
06/15/2022	2.000%	5,690,000	4,872,062
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	8,000,000	7,460,000
Ionis Pharmaceuticals, Inc.
11/15/2021	1.000%	4,000,000	4,050,000
Medicines Co. (The)(c)
07/15/2023	2.750%	6,000,000	6,397,500
Merrimack Pharmaceuticals, Inc.
07/15/2020	4.500%	3,320,000	2,656,000
Pacira Pharmaceuticals, Inc.(c)
04/01/2022	2.375%	5,000,000	5,142,450
PTC Therapeutics, Inc.
08/15/2022	3.000%	7,000,000	4,869,375
TESARO, Inc.
10/01/2021	3.000%	900,000	3,868,875
Total			62,946,087
Property & Casualty 1.4%
MGIC Investment Corp.(c),(d)
Junior Subordinated
04/01/2063	9.000%	7,920,000	10,271,250
Retailers 1.6%
GNC Holdings, Inc.
08/15/2020	1.500%	3,900,000	2,578,875
Priceline Group, Inc. (The)
03/15/2018	1.000%	4,840,000	9,571,100
Total			12,149,975
Technology 27.0%
Advanced Micro Devices, Inc.
09/01/2026	2.125%	2,500,000	4,001,900

2	Columbia Convertible Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2017 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BroadSoft, Inc.
09/01/2022	1.000%	4,400,000	5,236,000
Ciena Corp.
12/15/2020	4.000%	3,000,000	4,123,125
CSG Systems International, Inc.
03/15/2036	4.250%	4,000,000	4,244,040
Ctrip.com International Ltd.(c)
09/15/2022	1.250%	8,000,000	8,631,440
Electronics for Imaging, Inc.
09/01/2019	0.750%	5,500,000	5,919,375
Flexion Therapeutics, Inc.(c)
05/01/2024	3.375%	4,000,000	3,780,000
Inphi Corp.(c)
09/01/2021	0.750%	4,000,000	4,029,800
Integrated Device Technology, Inc.
11/15/2022	0.875%	3,506,000	3,679,109
Intel Corp.
Junior Subordinated
08/01/2039	3.250%	8,720,000	15,292,700
Knowles Corp.
11/01/2021	3.250%	3,000,000	3,540,000
Microchip Technology, Inc.(c)
Junior Subordinated
02/15/2037	2.250%	13,500,000	15,145,650
Microchip Technology, Inc. (c)
02/15/2027	1.625%	13,500,000	14,958,270
Micron Technology, Inc.
02/15/2033	2.125%	5,400,000	15,278,625
Neurocrine Biosciences, Inc.(c)
05/15/2024	2.250%	7,500,000	7,275,000
Nuance Communications, Inc.(c)
04/01/2025	1.250%	5,500,000	5,733,750
ON Semiconductor Corp.(c)
10/15/2023	1.625%	9,000,000	9,315,000
OSI Systems, Inc.(c)
09/01/2022	1.250%	3,700,000	3,697,688
Proofpoint, Inc.
06/15/2020	0.750%	4,600,000	5,637,875
Red Hat, Inc.
10/01/2019	0.250%	3,000,000	3,991,875
Salesforce.com, Inc.
04/01/2018	0.250%	7,010,000	9,542,362
ServiceNow, Inc.(e)
11/01/2018	0.000%	3,800,000	5,488,625
Silicon Laboratories, Inc.(c)
03/01/2022	1.375%	3,600,000	3,870,000
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Square, Inc.(c)
03/01/2022	0.375%	5,000,000	6,000,000
Teradyne, Inc.(c)
12/15/2023	1.250%	3,500,000	4,434,062
VeriSign, Inc.(d)
Junior Subordinated
08/15/2037	4.452%	5,000,000	13,212,500
Viavi Solutions, Inc.(c)
03/01/2024	1.000%	4,800,000	5,175,000
WebMD Health Corp.
12/01/2020	1.500%	3,500,000	4,315,938
Workday, Inc.
07/15/2020	1.500%	4,350,000	5,899,687
Total			201,449,396
Tobacco 0.7%
Vector Group Ltd.(d)
04/15/2020	1.750%	4,720,000	5,414,690
Transportation Services 1.2%
Aegean Marine Petroleum Network, Inc.(c)
12/15/2021	4.250%	3,250,000	2,304,975
Echo Global Logistics, Inc.
05/01/2020	2.500%	3,500,000	3,281,250
Ship Finance International Ltd.
10/15/2021	5.750%	3,500,000	3,342,097
Total			8,928,322
Total Convertible Bonds (Cost $475,644,313)			498,800,926

Convertible Preferred Stocks 26.2%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Staples 1.7%
Food Products 1.7%
Bunge Ltd.	4.875%	67,500	7,341,030
Post Holdings, Inc.	2.500%	36,000	5,458,500
Total			12,799,530
Total Consumer Staples			12,799,530

Columbia Convertible Securities Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2017 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Energy 1.7%
Oil, Gas & Consumable Fuels 1.7%
Anadarko Petroleum Corp.	7.500%	87,500	3,793,125
Hess Corp.	8.000%	92,500	5,188,325
WPX Energy, Inc.	6.250%	70,000	3,548,300
Total			12,529,750
Total Energy			12,529,750
Financials 4.2%
Banks 2.5%
Bank of America Corp.	7.250%	15,000	18,615,000
Capital Markets 1.7%
AMG Capital Trust II	5.150%	130,000	7,466,875
Cowen, Inc.	5.625%	6,200	5,125,540
Total			12,592,415
Total Financials			31,207,415
Health Care 6.8%
Health Care Equipment & Supplies 2.1%
Alere, Inc.	3.000%	9,500	3,643,250
Becton Dickinson and Co.	6.125%	220,000	11,772,200
Total			15,415,450
Health Care Providers & Services 2.0%
Anthem, Inc.	5.250%	290,000	14,929,200
Pharmaceuticals 2.7%
Allergan PLC	5.500%	25,500	20,419,635
Total Health Care			50,764,285
Industrials 2.1%
Aerospace & Defense 0.7%
Arconic, Inc.	5.375%	118,000	5,070,460
Machinery 1.4%
Rexnord Corp.	5.750%	65,000	3,450,850
Stanley Black & Decker, Inc.	5.375%	72,500	7,556,675
Total			11,007,525
Total Industrials			16,077,985
Information Technology 2.3%
Electronic Equipment, Instruments & Components 0.9%
Belden, Inc.	6.750%	65,000	6,488,950
Convertible Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Internet Software & Services 0.9%
Mandatory Exchangeable Trust(c)	5.750%	47,500	6,796,775
Technology Hardware, Storage & Peripherals 0.5%
NCR Corp. PIK(b)	5.500%	2,402	3,633,133
Total Information Technology			16,918,858
Materials 0.6%
Chemicals 0.6%
A. Schulman, Inc.	6.000%	5,175	4,304,617
Total Materials			4,304,617
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITS) 2.3%
American Tower Corp.	5.500%	80,000	9,480,000
Welltower, Inc.	6.500%	117,500	7,621,050
Total			17,101,050
Total Real Estate			17,101,050
Telecommunication Services 1.5%
Diversified Telecommunication Services 0.5%
Frontier Communications Corp.	11.125%	95,000	3,221,450
Wireless Telecommunication Services 1.0%
T-Mobile USA, Inc.	5.500%	70,000	7,644,000
Total Telecommunication Services			10,865,450
Utilities 3.0%
Electric Utilities 2.0%
Great Plains Energy, Inc.	7.000%	107,500	5,600,750
NextEra Energy, Inc.	6.371%	150,000	9,600,000
Total			15,200,750
Multi-Utilities 1.0%
DTE Energy Co.	6.500%	135,000	7,400,700
Total Utilities			22,601,450
Total Convertible Preferred Stocks (Cost $185,465,404)			195,170,390

4	Columbia Convertible Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2017 (Unaudited)
Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(f),(g)	2,848,454	2,848,454
Total Money Market Funds (Cost $2,848,169)		2,848,454
Total Investments (Cost: $680,442,280)		732,792,775
Other Assets & Liabilities, Net		12,905,797
Net Assets		745,698,572
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2017, the value of these securities amounted to $2,295,715, which represents 0.31% of net assets.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2017, the value of these securities amounted to $213,809,323 which represents 28.67% of net assets.
(d)	Variable rate security.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	32,345,699	67,564,347	(97,061,592)	2,848,454	1,942	42,564	2,848,454
Abbreviation Legend
PIK	Payment In Kind
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
680,442,000	87,044,000	(34,693,000)	52,351,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Convertible Securities Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Energy	—	—	2,295,715	—	2,295,715
Industrials	3,700,250	—	—	—	3,700,250
Information Technology	26,126,600	—	—	—	26,126,600
Real Estate	3,850,440	—	—	—	3,850,440
Total Common Stocks	33,677,290	—	2,295,715	—	35,973,005
Convertible Bonds	—	498,800,926	—	—	498,800,926
Convertible Preferred Stocks
Consumer Staples	—	12,799,530	—	—	12,799,530
Energy	12,529,750	—	—	—	12,529,750
Financials	18,615,000	12,592,415	—	—	31,207,415
Health Care	50,764,285	—	—	—	50,764,285
Industrials	16,077,985	—	—	—	16,077,985
Information Technology	6,488,950	10,429,908	—	—	16,918,858
Materials	—	4,304,617	—	—	4,304,617
Real Estate	17,101,050	—	—	—	17,101,050
6	Columbia Convertible Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	10,865,450	—	—	—	10,865,450
Utilities	22,601,450	—	—	—	22,601,450
Total Convertible Preferred Stocks	155,043,920	40,126,470	—	—	195,170,390
Money Market Funds	—	—	—	2,848,454	2,848,454
Total Investments	188,721,210	538,927,396	2,295,715	2,848,454	732,792,775
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.
Columbia Convertible Securities Fund | Quarterly Report 2017	7

Portfolio of Investments
Columbia Select Large Cap Equity Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.8%
Issuer	Shares	Value ($)
Consumer Discretionary 13.7%
Automobiles 1.2%
General Motors Co.	227,088	7,705,096
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.(a)	19,471	19,366,246
Expedia, Inc.	49,971	7,184,830
Total		26,551,076
Media 3.5%
Comcast Corp., Class A	360,794	15,041,502
DISH Network Corp., Class A(a)	112,326	7,163,029
Total		22,204,531
Specialty Retail 3.8%
Home Depot, Inc. (The)	88,069	13,519,472
TJX Companies, Inc. (The)	145,843	10,968,852
Total		24,488,324
Textiles, Apparel & Luxury Goods 1.1%
PVH Corp.	67,820	7,185,529
Total Consumer Discretionary		88,134,556
Consumer Staples 7.4%
Beverages 2.2%
PepsiCo, Inc.	119,182	13,928,800
Food & Staples Retailing 1.1%
SYSCO Corp.	132,980	7,255,389
Food Products 2.2%
General Mills, Inc.	117,382	6,660,254
Lamb Weston Holdings, Inc.	156,463	7,261,448
Total		13,921,702
Tobacco 1.9%
Philip Morris International, Inc.	104,686	12,541,383
Total Consumer Staples		47,647,274
Energy 6.0%
Energy Equipment & Services 1.2%
Halliburton Co.	166,987	7,546,143
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.8%
EOG Resources, Inc.	75,600	6,827,436
Exxon Mobil Corp.	200,231	16,118,595
Suncor Energy, Inc.	251,606	7,877,784
Total		30,823,815
Total Energy		38,369,958
Financials 14.2%
Banks 6.2%
Citigroup, Inc.	241,319	14,609,452
Citizens Financial Group, Inc.	271,698	9,264,902
JPMorgan Chase & Co.	198,071	16,271,533
Total		40,145,887
Capital Markets 4.2%
BlackRock, Inc.	21,721	8,889,102
Invesco Ltd.	254,285	8,060,834
Morgan Stanley	247,051	10,311,909
Total		27,261,845
Diversified Financial Services 3.0%
Berkshire Hathaway, Inc., Class B(a)	115,664	19,116,946
Thrifts & Mortgage Finance 0.8%
MGIC Investment Corp.(a)	451,031	4,771,908
Total Financials		91,296,586
Health Care 12.4%
Biotechnology 4.0%
AbbVie, Inc.	93,284	6,158,610
Alexion Pharmaceuticals, Inc.(a)	37,159	3,642,697
Biogen, Inc.(a)	16,114	3,992,566
BioMarin Pharmaceutical, Inc.(a)	37,246	3,264,239
Intercept Pharmaceuticals, Inc.(a)	16,683	1,866,828
TESARO, Inc.(a)	11,483	1,714,527
Vertex Pharmaceuticals, Inc.(a)	41,649	5,147,816
Total		25,787,283
Health Care Equipment & Supplies 1.1%
Zimmer Biomet Holdings, Inc.	62,045	7,396,384
Health Care Providers & Services 1.7%
Aetna, Inc.	73,826	10,694,434

Columbia Select Large Cap Equity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	63,292	10,936,225
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	112,552	6,072,181
Johnson & Johnson	149,089	19,120,664
Total		25,192,845
Total Health Care		80,007,171
Industrials 8.4%
Aerospace & Defense 1.1%
L-3 Communications Corp.	42,022	7,084,489
Airlines 1.1%
United Continental Holdings, Inc.(a)	91,710	7,306,536
Industrial Conglomerates 1.8%
Honeywell International, Inc.	87,126	11,586,887
Machinery 2.8%
Cummins, Inc.	58,059	9,155,904
Ingersoll-Rand PLC	99,284	8,895,847
Total		18,051,751
Road & Rail 1.6%
Norfolk Southern Corp.	80,387	9,970,399
Total Industrials		54,000,062
Information Technology 24.9%
Communications Equipment 1.5%
Cisco Systems, Inc.	315,188	9,937,878
Internet Software & Services 6.3%
Alphabet, Inc., Class A(a)	7,214	7,120,867
Alphabet, Inc., Class C(a)	18,051	17,416,688
Facebook, Inc., Class A(a)	108,070	16,368,282
Total		40,905,837
IT Services 3.9%
Booz Allen Hamilton Holdings Corp.	197,003	7,769,798
Leidos Holdings, Inc.	113,720	6,318,283
MasterCard, Inc., Class A	89,860	11,041,997
Total		25,130,078
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.7%
Broadcom Ltd.	41,363	9,905,611
Lam Research Corp.	48,417	7,512,866
NVIDIA Corp.	44,588	6,436,278
Total		23,854,755
Software 4.8%
Electronic Arts, Inc.(a)	78,045	8,844,840
Microsoft Corp.	311,819	21,777,439
Total		30,622,279
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	197,152	30,116,940
Total Information Technology		160,567,767
Materials 2.6%
Chemicals 1.1%
Eastman Chemical Co.	92,087	7,377,090
Containers & Packaging 1.5%
International Paper Co.	176,512	9,333,954
Total Materials		16,711,044
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 3.0%
American Tower Corp.	79,977	10,492,182
Equity LifeStyle Properties, Inc.	103,242	8,713,625
Total		19,205,807
Total Real Estate		19,205,807
Telecommunication Services 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	409,103	15,762,739
Total Telecommunication Services		15,762,739
Utilities 1.8%
Electric Utilities 1.8%
Edison International	143,255	11,685,310
Total Utilities		11,685,310
Total Common Stocks (Cost $472,367,100)		623,388,274

2	Columbia Select Large Cap Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2017 (Unaudited)
Convertible Preferred Stocks 0.9%
Issuer	Coupon Rate	Shares	Value ($)
Energy 0.9%
Oil, Gas & Consumable Fuels 0.9%
Hess Corp.	8.000%	105,246	5,903,248
Total Energy			5,903,248
Total Convertible Preferred Stocks (Cost $6,011,376)			5,903,248

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(b),(c)	13,902,245	13,902,245
Total Money Market Funds (Cost $13,901,358)		13,902,245
Total Investments (Cost: $492,279,834)		643,193,767
Other Assets & Liabilities, Net		663,093
Net Assets		643,856,860
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	8,372,715	56,050,859	(50,521,329)	13,902,245	(366)	28,785	13,902,245
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
492,280,000	156,972,000	(6,058,000)	150,914,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Select Large Cap Equity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	88,134,556	—	—	—	88,134,556
Consumer Staples	47,647,274	—	—	—	47,647,274
Energy	38,369,958	—	—	—	38,369,958
Financials	91,296,586	—	—	—	91,296,586
Health Care	80,007,171	—	—	—	80,007,171
Industrials	54,000,062	—	—	—	54,000,062
Information Technology	160,567,767	—	—	—	160,567,767
Materials	16,711,044	—	—	—	16,711,044
Real Estate	19,205,807	—	—	—	19,205,807
Telecommunication Services	15,762,739	—	—	—	15,762,739
Utilities	11,685,310	—	—	—	11,685,310
Total Common Stocks	623,388,274	—	—	—	623,388,274
Convertible Preferred Stocks
Energy	5,903,248	—	—	—	5,903,248
Money Market Funds	—	—	—	13,902,245	13,902,245
Total Investments	629,291,522	—	—	13,902,245	643,193,767
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Select Large Cap Equity Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.5%
Issuer	Shares	Value ($)
Consumer Discretionary 12.3%
Diversified Consumer Services 0.2%
H&R Block, Inc.	37,500	995,250
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	42,700	3,797,311
Internet & Direct Marketing Retail 1.0%
Amazon.com, Inc.(a)	4,200	4,177,404
Leisure Products 0.7%
Hasbro, Inc.	26,800	2,820,968
Media 3.6%
Comcast Corp., Class A	177,800	7,412,482
News Corp., Class A	229,200	3,066,696
Scripps Networks Interactive, Inc., Class A	38,800	2,569,336
Time Warner, Inc.	8,000	795,920
Walt Disney Co. (The)	6,300	680,022
Total		14,524,456
Multiline Retail 0.8%
Kohl’s Corp.	79,500	3,055,185
Specialty Retail 4.9%
Best Buy Co., Inc.	74,000	4,394,860
Foot Locker, Inc.	10,200	605,982
Gap, Inc. (The)	123,800	2,785,500
Home Depot, Inc. (The)	10,800	1,657,908
Ross Stores, Inc.	53,900	3,445,288
Staples, Inc.	327,900	2,977,332
TJX Companies, Inc. (The)	50,100	3,768,021
Total		19,634,891
Textiles, Apparel & Luxury Goods 0.2%
Ralph Lauren Corp.	11,000	745,800
Total Consumer Discretionary		49,751,265
Consumer Staples 9.6%
Beverages 1.2%
Coca-Cola Co. (The)	7,100	322,837
PepsiCo, Inc.	37,100	4,335,877
Total		4,658,714
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 3.3%
CVS Health Corp.	56,800	4,363,944
SYSCO Corp.	64,600	3,524,576
Wal-Mart Stores, Inc.	70,900	5,572,740
Total		13,461,260
Food Products 0.8%
Tyson Foods, Inc., Class A	54,700	3,136,498
Household Products 1.1%
Procter & Gamble Co. (The)	49,400	4,351,646
Tobacco 3.2%
Altria Group, Inc.	80,300	6,057,832
Philip Morris International, Inc.	58,600	7,020,280
Total		13,078,112
Total Consumer Staples		38,686,230
Energy 5.7%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	60,700	3,347,605
Oil, Gas & Consumable Fuels 4.9%
Apache Corp.	59,900	2,800,924
Chevron Corp.	37,100	3,839,108
ConocoPhillips	86,200	3,852,278
Exxon Mobil Corp.	45,200	3,638,600
Marathon Petroleum Corp.	18,000	936,720
Noble Energy, Inc.	21,800	625,442
Tesoro Corp.	3,400	283,016
Valero Energy Corp.	56,800	3,491,496
Total		19,467,584
Total Energy		22,815,189
Financials 13.6%
Banks 6.5%
Bank of America Corp.	315,700	7,074,837
Citigroup, Inc.	102,200	6,187,188
JPMorgan Chase & Co.	102,900	8,453,235
SunTrust Banks, Inc.	57,800	3,084,786
Wells Fargo & Co.	27,000	1,380,780
Total		26,180,826

Columbia Large Cap Enhanced Core Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.8%
BlackRock, Inc.	5,700	2,332,668
CME Group, Inc.	1,600	187,664
Morgan Stanley	16,400	684,536
S&P Global, Inc.	29,000	4,141,490
Total		7,346,358
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc., Class B(a)	17,200	2,842,816
Insurance 4.6%
Allstate Corp. (The)	42,700	3,686,718
Arthur J Gallagher & Co.	57,200	3,244,956
Marsh & McLennan Companies, Inc.	49,700	3,854,732
Prudential Financial, Inc.	39,600	4,152,060
Travelers Companies, Inc. (The)	3,100	387,035
Unum Group	67,000	3,013,660
Total		18,339,161
Total Financials		54,709,161
Health Care 13.8%
Biotechnology 2.7%
Alexion Pharmaceuticals, Inc.(a)	11,800	1,156,754
Amgen, Inc.	6,700	1,040,108
Biogen, Inc.(a)	7,100	1,759,167
Celgene Corp.(a)	21,300	2,436,933
Gilead Sciences, Inc.	15,100	979,839
Regeneron Pharmaceuticals, Inc.(a)	2,700	1,239,462
Vertex Pharmaceuticals, Inc.(a)	19,800	2,447,280
Total		11,059,543
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	65,400	3,878,874
Becton Dickinson and Co.	19,600	3,708,908
Total		7,587,782
Health Care Providers & Services 2.9%
Centene Corp.(a)	42,300	3,072,249
CIGNA Corp.	22,600	3,643,798
Express Scripts Holding Co.(a)	55,200	3,298,200
McKesson Corp.	9,200	1,500,428
Total		11,514,675
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 6.3%
Johnson & Johnson	70,400	9,028,800
Mallinckrodt PLC(a)	73,800	3,182,994
Merck & Co., Inc.	101,700	6,621,687
Pfizer, Inc.	199,800	6,523,470
Total		25,356,951
Total Health Care		55,518,951
Industrials 10.0%
Aerospace & Defense 2.7%
Boeing Co. (The)	28,400	5,328,692
Lockheed Martin Corp.	14,900	4,188,837
United Technologies Corp.	12,600	1,528,128
Total		11,045,657
Airlines 1.0%
Southwest Airlines Co.	64,200	3,857,778
Commercial Services & Supplies 0.5%
Waste Management, Inc.	27,000	1,968,570
Construction & Engineering 0.7%
Jacobs Engineering Group, Inc.	55,200	2,893,584
Electrical Equipment 0.9%
Rockwell Automation, Inc.	21,500	3,412,480
Industrial Conglomerates 1.7%
General Electric Co.	66,500	1,820,770
Honeywell International, Inc.	37,200	4,947,228
Total		6,767,998
Machinery 0.9%
Ingersoll-Rand PLC	41,900	3,754,240
Professional Services 0.1%
Nielsen Holdings PLC	12,500	481,000
Road & Rail 0.8%
Union Pacific Corp.	27,400	3,022,220
Trading Companies & Distributors 0.7%
WW Grainger, Inc.	17,200	2,963,216
Total Industrials		40,166,743

2	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 23.2%
Communications Equipment 2.3%
Cisco Systems, Inc.	193,900	6,113,667
F5 Networks, Inc.(a)	23,100	2,959,803
Total		9,073,470
Internet Software & Services 6.3%
Alphabet, Inc., Class A(a)	12,225	12,067,175
Facebook, Inc., Class A(a)	66,400	10,056,944
VeriSign, Inc.(a)	34,900	3,146,584
Total		25,270,703
IT Services 2.3%
Accenture PLC, Class A	17,600	2,190,672
MasterCard, Inc., Class A	47,300	5,812,224
Paychex, Inc.	15,300	906,219
Visa, Inc., Class A	2,400	228,552
Total		9,137,667
Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	90,100	4,133,788
Intel Corp.	88,400	3,192,124
Lam Research Corp.	4,700	729,299
QUALCOMM, Inc.	35,600	2,038,812
Total		10,094,023
Software 5.7%
Activision Blizzard, Inc.	18,000	1,054,440
Adobe Systems, Inc.(a)	32,100	4,553,706
Electronic Arts, Inc.(a)	35,600	4,034,548
Microsoft Corp.(b)	192,300	13,430,232
Total		23,072,926
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	109,175	16,677,573
Total Information Technology		93,326,362
Materials 2.3%
Chemicals 1.0%
Eastman Chemical Co.	7,300	584,803
LyondellBasell Industries NV, Class A	41,300	3,325,476
Total		3,910,279
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.0%
International Paper Co.	64,200	3,394,896
WestRock Co.	8,200	446,244
Total		3,841,140
Metals & Mining 0.3%
Newmont Mining Corp.	41,300	1,410,395
Total Materials		9,161,814
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	34,100	4,473,579
Apartment Investment & Management Co., Class A	5,700	244,644
Host Hotels & Resorts, Inc.	133,500	2,401,665
ProLogis, Inc.	15,700	871,978
SL Green Realty Corp.	19,600	1,980,188
Total		9,972,054
Total Real Estate		9,972,054
Telecommunication Services 2.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	193,300	7,447,849
Verizon Communications, Inc.	14,500	676,280
Total		8,124,129
Total Telecommunication Services		8,124,129
Utilities 3.5%
Electric Utilities 2.2%
Entergy Corp.	40,500	3,201,930
Pinnacle West Capital Corp.	37,600	3,321,960
Xcel Energy, Inc.	44,600	2,136,786
Total		8,660,676
Multi-Utilities 1.3%
Ameren Corp.	31,800	1,804,650
CenterPoint Energy, Inc.	126,900	3,630,609
Total		5,435,259
Total Utilities		14,095,935
Total Common Stocks (Cost $291,628,513)		396,327,833

Columbia Large Cap Enhanced Core Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2017 (Unaudited)
Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(c),(d)	5,256,412	5,256,412
Total Money Market Funds (Cost $5,256,395)		5,256,412
Total Investments (Cost: $296,884,908)		401,584,245
Other Assets & Liabilities, Net		887,741
Net Assets		402,471,986
At May 31, 2017, securities and/or cash totaling $419,040 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at May 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	53	USD	6,389,415	06/2017	144,596	—
S&P 500 E-mini	7	USD	843,885	06/2017	—	(420)
Total			7,233,300		144,596	(420)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	8,577,486	28,682,332	(32,003,406)	5,256,412	(217)	12,605	5,256,412
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
296,885,000	110,393,000	(5,694,000)	104,699,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
4	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	49,751,265	—	—	—	49,751,265
Consumer Staples	38,686,230	—	—	—	38,686,230
Energy	22,815,189	—	—	—	22,815,189
Financials	54,709,161	—	—	—	54,709,161
Health Care	55,518,951	—	—	—	55,518,951
Industrials	40,166,743	—	—	—	40,166,743
Information Technology	93,326,362	—	—	—	93,326,362
Materials	9,161,814	—	—	—	9,161,814
Real Estate	9,972,054	—	—	—	9,972,054
Columbia Large Cap Enhanced Core Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	8,124,129	—	—	—	8,124,129
Utilities	14,095,935	—	—	—	14,095,935
Total Common Stocks	396,327,833	—	—	—	396,327,833
Money Market Funds	—	—	—	5,256,412	5,256,412
Total Investments	396,327,833	—	—	5,256,412	401,584,245
Derivatives
Asset
Futures Contracts	144,596	—	—	—	144,596
Liability
Futures Contracts	(420)	—	—	—	(420)
Total	396,472,009	—	—	5,256,412	401,728,421
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Large Cap Index Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.2%
Issuer	Shares	Value ($)
Consumer Discretionary 12.3%
Auto Components 0.2%
BorgWarner, Inc.	34,575	1,469,783
Delphi Automotive PLC	46,616	4,100,809
Goodyear Tire & Rubber Co. (The)	43,517	1,402,118
Total		6,972,710
Automobiles 0.5%
Ford Motor Co.	675,080	7,506,890
General Motors Co.	235,752	7,999,065
Harley-Davidson, Inc.	30,497	1,616,646
Total		17,122,601
Distributors 0.1%
Genuine Parts Co.	25,659	2,376,537
LKQ Corp.(a)	53,270	1,677,472
Total		4,054,009
Diversified Consumer Services —%
H&R Block, Inc.	35,815	950,530
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	72,283	4,631,172
Chipotle Mexican Grill, Inc.(a)	4,980	2,377,203
Darden Restaurants, Inc.	21,474	1,909,683
Marriott International, Inc., Class A	54,392	5,855,299
McDonald’s Corp.	141,642	21,372,361
Royal Caribbean Cruises Ltd.	28,977	3,192,686
Starbucks Corp.	252,046	16,032,646
Wyndham Worldwide Corp.	18,152	1,833,170
Wynn Resorts Ltd.	13,748	1,769,368
Yum! Brands, Inc.	58,139	4,223,217
Total		63,196,805
Household Durables 0.5%
D.R. Horton, Inc.	58,763	1,920,962
Garmin Ltd.	19,893	1,035,232
Leggett & Platt, Inc.	23,130	1,203,223
Lennar Corp., Class A	35,138	1,802,931
Mohawk Industries, Inc.(a)	10,908	2,610,284
Newell Brands, Inc.	83,425	4,417,354
Common Stocks (continued)
Issuer	Shares	Value ($)
PulteGroup, Inc.	49,466	1,121,394
Whirlpool Corp.	12,878	2,389,384
Total		16,500,764
Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc.(a)	68,490	68,121,524
Expedia, Inc.	20,853	2,998,244
Netflix, Inc.(a)	74,439	12,138,768
Priceline Group, Inc. (The)(a)	8,504	15,962,774
TripAdvisor, Inc.(a)	19,532	752,177
Total		99,973,487
Leisure Products 0.1%
Hasbro, Inc.	19,344	2,036,149
Mattel, Inc.	59,227	1,356,891
Total		3,393,040
Media 3.1%
21st Century Fox, Inc., Class A	181,995	4,935,704
21st Century Fox, Inc., Class B	84,242	2,266,110
CBS Corp., Class B Non Voting	64,326	3,930,962
Charter Communications, Inc., Class A(a)	37,200	12,854,460
Comcast Corp., Class A	818,494	34,123,015
Discovery Communications, Inc., Class A(a)	26,401	699,626
Discovery Communications, Inc., Class C(a)	37,315	963,846
DISH Network Corp., Class A(a)	39,240	2,502,335
Interpublic Group of Companies, Inc. (The)	67,912	1,693,046
News Corp., Class A	66,012	883,241
News Corp., Class B	20,718	283,837
Omnicom Group, Inc.	40,557	3,395,432
Scripps Networks Interactive, Inc., Class A	16,520	1,093,954
TEGNA, Inc.	37,130	881,466
Time Warner, Inc.	133,920	13,323,701
Viacom, Inc., Class B	60,097	2,090,775
Walt Disney Co. (The)	251,591	27,156,733
Total		113,078,243
Multiline Retail 0.4%
Dollar General Corp.	43,951	3,225,564
Dollar Tree, Inc.(a)	40,823	3,171,947
Kohl’s Corp.	30,520	1,172,884
Macy’s, Inc.	52,592	1,235,912

Columbia Large Cap Index Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordstrom, Inc.	19,703	823,585
Target Corp.	96,180	5,304,327
Total		14,934,219
Specialty Retail 2.3%
Advance Auto Parts, Inc.	12,758	1,704,852
AutoNation, Inc.(a)	11,345	448,354
AutoZone, Inc.(a)	4,927	2,985,368
Bed Bath & Beyond, Inc.	25,996	894,522
Best Buy Co., Inc.	46,832	2,781,352
CarMax, Inc.(a)	32,359	2,033,116
Foot Locker, Inc.	22,890	1,359,895
Gap, Inc. (The)	37,941	853,673
Home Depot, Inc. (The)	210,670	32,339,952
L Brands, Inc.	41,545	2,143,722
Lowe’s Companies, Inc.	149,770	11,797,383
O’Reilly Automotive, Inc.(a)	15,852	3,837,452
Ross Stores, Inc.	68,157	4,356,595
Signet Jewelers Ltd.	12,041	579,172
Staples, Inc.	112,505	1,021,545
Tiffany & Co.	18,507	1,609,369
TJX Companies, Inc. (The)	112,744	8,479,476
Tractor Supply Co.	22,606	1,246,721
Ulta Beauty, Inc.(a)	10,120	3,084,981
Total		83,557,500
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	48,529	2,242,525
Hanesbrands, Inc.	65,499	1,352,554
Michael Kors Holdings Ltd.(a)	28,097	932,259
Nike, Inc., Class B	229,192	12,144,884
PVH Corp.	13,712	1,452,786
Ralph Lauren Corp.	9,745	660,711
Under Armour, Inc., Class A(a)	31,772	608,752
Under Armour, Inc., Class C(a)	31,877	568,367
VF Corp.	57,288	3,082,094
Total		23,044,932
Total Consumer Discretionary		446,778,840
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 9.2%
Beverages 2.1%
Brown-Forman Corp., Class B	30,588	1,589,047
Coca-Cola Co. (The)	668,280	30,386,691
Constellation Brands, Inc., Class A	29,871	5,458,925
Dr. Pepper Snapple Group, Inc.	31,665	2,938,829
Molson Coors Brewing Co., Class B	31,890	3,022,853
Monster Beverage Corp.(a)	69,571	3,517,510
PepsiCo, Inc.	246,830	28,847,022
Total		75,760,877
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	75,908	13,696,080
CVS Health Corp.	177,384	13,628,413
Kroger Co. (The)	159,803	4,758,933
SYSCO Corp.	85,956	4,689,759
Walgreens Boots Alliance, Inc.	147,479	11,948,749
Wal-Mart Stores, Inc.	260,428	20,469,641
Whole Foods Market, Inc.	55,089	1,927,564
Total		71,119,139
Food Products 1.5%
Archer-Daniels-Midland Co.	98,761	4,106,482
Campbell Soup Co.	33,454	1,928,623
ConAgra Foods, Inc.	71,506	2,755,841
General Mills, Inc.	100,310	5,691,590
Hershey Co. (The)	24,147	2,783,425
Hormel Foods Corp.	46,638	1,568,436
JM Smucker Co. (The)	20,139	2,574,771
Kellogg Co.	43,723	3,130,567
Kraft Heinz Co. (The)	103,144	9,509,877
McCormick & Co., Inc.	19,656	2,047,172
Mead Johnson Nutrition Co.	31,726	2,836,939
Mondelez International, Inc., Class A	264,023	12,300,832
Tyson Foods, Inc., Class A	49,624	2,845,440
Total		54,079,995

2	Columbia Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.8%
Church & Dwight Co., Inc.	44,040	2,275,106
Clorox Co. (The)	22,182	3,010,763
Colgate-Palmolive Co.	152,685	11,659,027
Kimberly-Clark Corp.	61,527	7,981,898
Procter & Gamble Co. (The)	442,132	38,947,408
Total		63,874,202
Personal Products 0.1%
Coty, Inc., Class A	81,400	1,541,716
Estee Lauder Companies, Inc. (The), Class A	38,438	3,618,553
Total		5,160,269
Tobacco 1.8%
Altria Group, Inc.	335,414	25,303,632
Philip Morris International, Inc.	268,308	32,143,298
Reynolds American, Inc.	143,031	9,618,835
Total		67,065,765
Total Consumer Staples		337,060,247
Energy 5.9%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	73,557	4,056,669
Halliburton Co.	149,935	6,775,563
Helmerich & Payne, Inc.	18,775	988,691
National Oilwell Varco, Inc.	65,503	2,139,983
Schlumberger Ltd.	241,104	16,778,427
TechnipFMC PLC(a)	80,692	2,336,033
Transocean Ltd.(a)	67,321	611,948
Total		33,687,314
Oil, Gas & Consumable Fuels 5.0%
Anadarko Petroleum Corp.	96,672	4,884,836
Apache Corp.	65,663	3,070,402
Cabot Oil & Gas Corp.	82,168	1,823,308
Chesapeake Energy Corp.	131,741	666,609
Chevron Corp.	327,402	33,879,559
Cimarex Energy Co.	16,449	1,769,254
Concho Resources, Inc.(a)	25,620	3,248,104
ConocoPhillips	213,732	9,551,683
Devon Energy Corp.	90,731	3,083,039
EOG Resources, Inc.	99,758	9,009,145
Common Stocks (continued)
Issuer	Shares	Value ($)
EQT Corp.	29,976	1,656,773
Exxon Mobil Corp.(b)	717,117	57,727,918
Hess Corp.	46,530	2,135,262
Kinder Morgan, Inc.	332,031	6,228,902
Marathon Oil Corp.	146,519	1,907,677
Marathon Petroleum Corp.	91,277	4,750,055
Murphy Oil Corp.	28,022	684,017
Newfield Exploration Co.(a)	34,391	1,117,020
Noble Energy, Inc.	78,723	2,258,563
Occidental Petroleum Corp.	132,176	7,789,132
ONEOK, Inc.	36,448	1,810,737
Phillips 66	76,296	5,806,889
Pioneer Natural Resources Co.	29,367	4,900,178
Range Resources Corp.	32,535	750,257
Tesoro Corp.	20,234	1,684,278
Valero Energy Corp.	78,004	4,794,906
Williams Companies, Inc. (The)	142,822	4,084,709
Total		181,073,212
Total Energy		214,760,526
Financials 13.5%
Banks 5.9%
Bank of America Corp.	1,733,790	38,854,234
BB&T Corp.	139,807	5,822,962
Citigroup, Inc.	479,182	29,009,678
Citizens Financial Group, Inc.	88,050	3,002,505
Comerica, Inc.	30,411	2,084,978
Fifth Third Bancorp	129,794	3,081,310
Huntington Bancshares, Inc.	187,795	2,354,949
JPMorgan Chase & Co.	617,746	50,747,834
KeyCorp	185,470	3,240,161
M&T Bank Corp.	26,667	4,172,585
People’s United Financial, Inc.	59,398	984,225
PNC Financial Services Group, Inc. (The)	84,078	9,980,059
Regions Financial Corp.	208,443	2,884,851
SunTrust Banks, Inc.	84,990	4,535,916
U.S. Bancorp	275,397	14,014,953
Wells Fargo & Co.	778,776	39,826,605
Zions Bancorporation	35,010	1,402,851
Total		216,000,656

Columbia Large Cap Index Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.7%
Affiliated Managers Group, Inc.	9,810	1,509,268
Ameriprise Financial, Inc.(c)	26,644	3,218,329
Bank of New York Mellon Corp. (The)	179,422	8,454,365
BlackRock, Inc.	21,049	8,614,093
CBOE Holdings, Inc.	15,870	1,370,692
Charles Schwab Corp. (The)	210,095	8,141,181
CME Group, Inc.	58,744	6,890,084
E*TRADE Financial Corp.(a)	47,505	1,644,148
Franklin Resources, Inc.	59,638	2,492,272
Goldman Sachs Group, Inc. (The)	64,070	13,535,428
Intercontinental Exchange, Inc.	103,020	6,200,774
Invesco Ltd.	69,791	2,212,375
Moody’s Corp.	28,703	3,399,870
Morgan Stanley	248,510	10,372,807
Nasdaq, Inc.	19,896	1,345,964
Northern Trust Corp.	37,197	3,252,506
Raymond James Financial, Inc.	22,120	1,598,612
S&P Global, Inc.	44,691	6,382,322
State Street Corp.	62,090	5,057,851
T. Rowe Price Group, Inc.	42,102	2,965,665
Total		98,658,606
Consumer Finance 0.7%
American Express Co.	130,935	10,074,139
Capital One Financial Corp.	83,121	6,393,667
Discover Financial Services	66,677	3,913,940
Navient Corp.	50,327	726,218
Synchrony Financial	133,208	3,576,635
Total		24,684,599
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B(a)	328,473	54,290,017
Leucadia National Corp.	55,999	1,365,816
Total		55,655,833
Insurance 2.7%
Aflac, Inc.	69,426	5,233,332
Allstate Corp. (The)	63,144	5,451,853
American International Group, Inc.	152,121	9,679,459
Aon PLC	45,417	5,945,540
Common Stocks (continued)
Issuer	Shares	Value ($)
Arthur J Gallagher & Co.	30,890	1,752,390
Assurant, Inc.	9,626	943,156
Chubb Ltd.	80,559	11,535,243
Cincinnati Financial Corp.	25,925	1,816,824
Hartford Financial Services Group, Inc. (The)	64,660	3,193,557
Lincoln National Corp.	38,945	2,530,646
Loews Corp.	47,736	2,251,230
Marsh & McLennan Companies, Inc.	89,071	6,908,347
MetLife, Inc.	188,031	9,512,488
Principal Financial Group, Inc.	46,242	2,909,084
Progressive Corp. (The)	100,451	4,262,136
Prudential Financial, Inc.	74,364	7,797,065
Torchmark Corp.	18,945	1,430,348
Travelers Companies, Inc. (The)	48,369	6,038,870
Unum Group	39,643	1,783,142
Willis Towers Watson PLC	22,037	3,231,285
Xl Group Ltd.	45,825	2,002,094
Total		96,208,089
Total Financials		491,207,783
Health Care 13.6%
Biotechnology 2.6%
AbbVie, Inc.	275,661	18,199,139
Alexion Pharmaceuticals, Inc.(a)	38,848	3,808,269
Amgen, Inc.	127,363	19,771,832
Biogen, Inc.(a)	37,340	9,251,732
Celgene Corp.(a)	134,540	15,392,721
Gilead Sciences, Inc.	226,050	14,668,385
Incyte Corp.(a)	29,260	3,784,196
Regeneron Pharmaceuticals, Inc.(a)	13,152	6,037,557
Vertex Pharmaceuticals, Inc.(a)	42,963	5,310,227
Total		96,224,058
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	298,845	13,645,263
Baxter International, Inc.	84,059	4,985,539
Becton Dickinson and Co.	39,005	7,380,916
Boston Scientific Corp.(a)	235,811	6,373,971
Cooper Companies, Inc. (The)	8,460	1,850,625
CR Bard, Inc.	12,461	3,830,885
Danaher Corp.	105,508	8,961,850

4	Columbia Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Dentsply Sirona, Inc.	39,724	2,523,269
Edwards Lifesciences Corp.(a)	36,747	4,228,477
Hologic, Inc.(a)	48,300	2,091,873
IDEXX Laboratories, Inc.(a)	15,220	2,562,896
Intuitive Surgical, Inc.(a)	6,351	5,809,133
Medtronic PLC	236,743	19,952,700
Stryker Corp.	53,521	7,651,362
Varian Medical Systems, Inc.(a)	16,169	1,601,054
Zimmer Biomet Holdings, Inc.	34,777	4,145,766
Total		97,595,579
Health Care Providers & Services 2.6%
Aetna, Inc.	57,368	8,310,328
AmerisourceBergen Corp.	28,559	2,620,859
Anthem, Inc.	45,722	8,337,407
Cardinal Health, Inc.	54,561	4,053,337
Centene Corp.(a)	29,750	2,160,743
CIGNA Corp.	44,455	7,167,480
DaVita, Inc.(a)	26,927	1,784,183
Envision Healthcare Corp.(a)	20,310	1,109,129
Express Scripts Holding Co.(a)	104,753	6,258,992
Five Star Quality Care, Inc.(a),(d),(e)	0	0
HCA Healthcare, Inc.(a)	49,934	4,090,094
Henry Schein, Inc.(a)	13,694	2,519,285
Humana, Inc.	25,828	5,998,811
Laboratory Corp. of America Holdings(a)	17,697	2,459,883
McKesson Corp.	36,675	5,981,326
Patterson Companies, Inc.	14,227	628,264
Quest Diagnostics, Inc.	23,774	2,585,898
UnitedHealth Group, Inc.	166,392	29,148,551
Universal Health Services, Inc., Class B	15,450	1,756,047
Total		96,970,617
Health Care Technology 0.1%
Cerner Corp.(a)	50,747	3,316,317
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	55,700	3,360,938
Illumina, Inc.(a)	25,302	4,487,563
Mettler-Toledo International, Inc.(a)	4,490	2,616,817
PerkinElmer, Inc.	18,991	1,197,572
Common Stocks (continued)
Issuer	Shares	Value ($)
Thermo Fisher Scientific, Inc.	67,518	11,666,435
Waters Corp.(a)	13,855	2,488,635
Total		25,817,960
Pharmaceuticals 4.9%
Allergan PLC	57,976	12,972,130
Bristol-Myers Squibb Co.	289,286	15,606,980
Eli Lilly & Co.	167,917	13,361,156
Johnson & Johnson	469,259	60,182,467
Mallinckrodt PLC(a)	17,182	741,060
Merck & Co., Inc.	474,830	30,916,181
Mylan NV(a)	79,645	3,104,562
Perrigo Co. PLC	24,793	1,806,170
Pfizer, Inc.	1,029,339	33,607,918
Zoetis, Inc.	85,086	5,299,156
Total		177,597,780
Total Health Care		497,522,311
Industrials 10.0%
Aerospace & Defense 2.3%
Arconic, Inc.	76,192	2,092,994
Boeing Co. (The)	98,513	18,483,994
General Dynamics Corp.	49,211	10,002,136
L-3 Communications Corp.	13,454	2,268,210
Lockheed Martin Corp.	43,179	12,138,912
Northrop Grumman Corp.	30,191	7,826,111
Raytheon Co.	50,647	8,306,615
Rockwell Collins, Inc.	28,069	3,060,925
Textron, Inc.	46,710	2,232,738
TransDigm Group, Inc.	8,590	2,302,807
United Technologies Corp.	129,612	15,719,343
Total		84,434,785
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	24,447	1,638,194
Expeditors International of Washington, Inc.	31,155	1,663,054
FedEx Corp.	42,404	8,219,591
United Parcel Service, Inc., Class B	119,197	12,631,306
Total		24,152,145

Columbia Large Cap Index Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.6%
Alaska Air Group, Inc.	21,350	1,858,518
American Airlines Group, Inc.	87,195	4,221,110
Delta Air Lines, Inc.	126,385	6,209,295
Southwest Airlines Co.	106,401	6,393,636
United Continental Holdings, Inc.(a)	49,517	3,945,019
Total		22,627,578
Building Products 0.3%
Allegion PLC	16,515	1,298,575
Fortune Brands Home & Security, Inc.	26,470	1,670,257
Johnson Controls International PLC	162,342	6,779,402
Masco Corp.	55,401	2,063,687
Total		11,811,921
Commercial Services & Supplies 0.3%
Cintas Corp.	14,891	1,874,479
Republic Services, Inc.	39,883	2,536,957
Stericycle, Inc.(a)	14,714	1,203,164
Waste Management, Inc.	69,957	5,100,565
Total		10,715,165
Construction & Engineering 0.1%
Fluor Corp.	24,105	1,081,350
Jacobs Engineering Group, Inc.	20,934	1,097,360
Quanta Services, Inc.(a)	26,154	801,882
Total		2,980,592
Electrical Equipment 0.6%
Acuity Brands, Inc.	7,630	1,243,003
AMETEK, Inc.	39,688	2,421,762
Eaton Corp. PLC	77,770	6,017,842
Emerson Electric Co.	111,557	6,595,250
Rockwell Automation, Inc.	22,237	3,529,457
Total		19,807,314
Industrial Conglomerates 2.3%
3M Co.	103,106	21,082,084
General Electric Co.	1,508,904	41,313,791
Honeywell International, Inc.	131,644	17,507,336
Roper Technologies, Inc.	17,622	4,003,718
Total		83,906,929
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.5%
Caterpillar, Inc.	101,432	10,693,976
Cummins, Inc.	26,756	4,219,421
Deere & Co.	50,687	6,207,130
Dover Corp.	26,896	2,220,265
Flowserve Corp.	22,569	1,094,597
Fortive Corp.	52,064	3,251,397
Illinois Tool Works, Inc.	53,943	7,617,830
Ingersoll-Rand PLC	44,878	4,021,069
PACCAR, Inc.	60,689	3,820,979
Parker-Hannifin Corp.	23,048	3,629,369
Pentair PLC	28,918	1,914,950
Snap-On, Inc.	10,025	1,620,641
Stanley Black & Decker, Inc.	26,393	3,632,733
Xylem, Inc.	31,039	1,618,373
Total		55,562,730
Professional Services 0.2%
Equifax, Inc.	20,731	2,836,001
Nielsen Holdings PLC	58,128	2,236,765
Robert Half International, Inc.	22,104	1,027,615
Verisk Analytics, Inc.(a)	26,758	2,164,455
Total		8,264,836
Road & Rail 0.9%
CSX Corp.	160,220	8,679,117
JB Hunt Transport Services, Inc.	15,016	1,282,066
Kansas City Southern	18,441	1,755,583
Norfolk Southern Corp.	50,248	6,232,260
Ryder System, Inc.	9,244	613,987
Union Pacific Corp.	140,744	15,524,063
Total		34,087,076
Trading Companies & Distributors 0.2%
Fastenal Co.	50,027	2,159,666
United Rentals, Inc.(a)	14,581	1,585,392
WW Grainger, Inc.	9,366	1,613,574
Total		5,358,632
Total Industrials		363,709,703

6	Columbia Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 22.7%
Communications Equipment 1.0%
Cisco Systems, Inc.	866,075	27,307,345
F5 Networks, Inc.(a)	11,206	1,435,825
Harris Corp.	21,526	2,414,356
Juniper Networks, Inc.	66,059	1,937,510
Motorola Solutions, Inc.	28,487	2,380,659
Total		35,475,695
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	53,205	3,969,093
Corning, Inc.	160,513	4,670,928
FLIR Systems, Inc.	23,576	893,295
TE Connectivity Ltd.	61,444	4,844,859
Total		14,378,175
Internet Software & Services 4.9%
Akamai Technologies, Inc.(a)	29,949	1,412,095
Alphabet, Inc., Class A(a)	51,386	50,722,607
Alphabet, Inc., Class C(a)	51,106	49,310,135
eBay, Inc.(a)	174,839	5,996,978
Facebook, Inc., Class A(a)	407,316	61,692,082
VeriSign, Inc.(a)	15,395	1,388,013
Yahoo!, Inc.(a)	151,807	7,638,928
Total		178,160,838
IT Services 3.8%
Accenture PLC, Class A	107,679	13,402,805
Alliance Data Systems Corp.	9,676	2,333,174
Automatic Data Processing, Inc.	77,638	7,947,802
Cognizant Technology Solutions Corp., Class A	105,258	7,042,813
CSRA, Inc.	25,104	757,137
DXC Technology Co.(a)	49,098	3,806,077
Fidelity National Information Services, Inc.	56,863	4,882,826
Fiserv, Inc.(a)	37,108	4,648,890
Gartner, Inc.(a)	15,570	1,862,172
Global Payments, Inc.	26,330	2,412,091
International Business Machines Corp.	148,447	22,657,466
MasterCard, Inc., Class A	162,943	20,022,436
Paychex, Inc.	55,236	3,271,628
PayPal Holdings, Inc.(a)	194,222	10,140,331
Common Stocks (continued)
Issuer	Shares	Value ($)
Teradata Corp.(a)	22,633	616,975
Total System Services, Inc.	28,536	1,699,319
Visa, Inc., Class A	321,336	30,600,827
Western Union Co. (The)	83,170	1,581,893
Total		139,686,662
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc.(a)	133,410	1,492,858
Analog Devices, Inc.	62,943	5,397,992
Applied Materials, Inc.	186,748	8,567,998
Broadcom Ltd.	69,357	16,609,614
Intel Corp.	817,679	29,526,389
KLA-Tencor Corp.	27,101	2,818,504
Lam Research Corp.	28,165	4,370,363
Microchip Technology, Inc.	37,431	3,118,002
Micron Technology, Inc.(a)	179,268	5,516,076
NVIDIA Corp.	101,862	14,703,780
Qorvo, Inc.(a)	21,874	1,705,078
QUALCOMM, Inc.	255,443	14,629,220
Skyworks Solutions, Inc.	31,983	3,403,951
Texas Instruments, Inc.	172,879	14,260,789
Xilinx, Inc.	43,056	2,872,266
Total		128,992,880
Software 4.8%
Activision Blizzard, Inc.	119,625	7,007,632
Adobe Systems, Inc.(a)	85,721	12,160,381
Autodesk, Inc.(a)	33,874	3,786,097
CA, Inc.	54,210	1,722,252
Citrix Systems, Inc.(a)	27,039	2,231,799
Electronic Arts, Inc.(a)	53,317	6,042,416
Intuit, Inc.	42,028	5,910,818
Microsoft Corp.	1,336,431	93,336,341
Oracle Corp.	518,328	23,526,908
Red Hat, Inc.(a)	30,831	2,761,533
Salesforce.com, Inc.(a)	113,257	10,152,357
Symantec Corp.	107,021	3,243,807
Synopsys, Inc.(a)	26,030	1,948,866
Total		173,831,207

Columbia Large Cap Index Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	907,362	138,608,619
Hewlett Packard Enterprise Co.	287,919	5,415,757
HP, Inc.	292,861	5,494,072
NetApp, Inc.	46,858	1,897,281
Seagate Technology PLC	51,046	2,224,074
Western Digital Corp.	49,822	4,486,969
Xerox Corp.	147,687	1,044,147
Total		159,170,919
Total Information Technology		829,696,376
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	37,631	5,421,122
Albemarle Corp.	19,470	2,211,792
CF Industries Holdings, Inc.	40,317	1,084,527
Dow Chemical Co. (The)	193,053	11,961,564
Eastman Chemical Co.	25,331	2,029,266
Ecolab, Inc.	45,403	6,031,334
EI du Pont de Nemours & Co.	149,527	11,800,671
FMC Corp.	23,121	1,742,630
International Flavors & Fragrances, Inc.	13,667	1,884,543
LyondellBasell Industries NV, Class A	57,085	4,596,484
Monsanto Co.	75,838	8,904,898
Mosaic Co. (The)	60,566	1,370,609
PPG Industries, Inc.	44,466	4,729,404
Praxair, Inc.	49,298	6,521,632
Sherwin-Williams Co. (The)	14,036	4,656,724
Total		74,947,200
Construction Materials 0.1%
Martin Marietta Materials, Inc.	10,904	2,443,586
Vulcan Materials Co.	22,894	2,853,737
Total		5,297,323
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Avery Dennison Corp.	15,464	1,302,997
Ball Corp.	60,546	2,476,331
International Paper Co.	71,129	3,761,301
Sealed Air Corp.	33,461	1,486,338
WestRock Co.	43,302	2,356,495
Total		11,383,462
Metals & Mining 0.3%
Freeport-McMoRan, Inc.(a)	229,975	2,642,413
Newmont Mining Corp.	91,917	3,138,965
Nucor Corp.	55,146	3,203,983
Total		8,985,361
Total Materials		100,613,346
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
Alexandria Real Estate Equities, Inc.	15,370	1,793,372
American Tower Corp.	73,876	9,691,792
Apartment Investment & Management Co., Class A	27,152	1,165,364
AvalonBay Communities, Inc.	23,748	4,541,567
Boston Properties, Inc.	26,602	3,227,355
Crown Castle International Corp.	62,349	6,337,776
Digital Realty Trust, Inc.	27,540	3,254,952
Equinix, Inc.	13,443	5,928,497
Equity Residential	63,487	4,132,369
Essex Property Trust, Inc.	11,333	2,911,674
Extra Space Storage, Inc.	21,780	1,687,297
Federal Realty Investment Trust	12,470	1,530,568
GGP, Inc.	101,011	2,250,525
HCP, Inc.	80,964	2,537,412
Host Hotels & Resorts, Inc.	127,849	2,300,003
Iron Mountain, Inc.	42,412	1,481,027
Kimco Realty Corp.	73,611	1,291,137
Macerich Co. (The)	20,902	1,199,984
Mid-America Apartment Communities, Inc.	19,640	2,002,102
ProLogis, Inc.	91,546	5,084,465
Public Storage	25,821	5,560,552
Realty Income Corp.	46,889	2,575,613
Regency Centers Corp.	25,260	1,537,324

8	Columbia Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Simon Property Group, Inc.	55,312	8,531,876
SL Green Realty Corp.	17,393	1,757,215
UDR, Inc.	46,220	1,784,554
Ventas, Inc.	61,329	4,077,765
Vornado Realty Trust	29,774	2,745,163
Welltower, Inc.	62,699	4,548,185
Weyerhaeuser Co.	129,533	4,269,408
Total		101,736,893
Real Estate Management & Development —%
CBRE Group, Inc., Class A(a)	52,002	1,813,830
Total Real Estate		103,550,723
Telecommunication Services 2.2%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	1,062,150	40,924,639
CenturyLink, Inc.	94,525	2,358,399
Level 3 Communications, Inc.(a)	50,525	3,007,248
Verizon Communications, Inc.	704,972	32,879,894
Total		79,170,180
Total Telecommunication Services		79,170,180
Utilities 3.2%
Electric Utilities 2.0%
Alliant Energy Corp.	39,380	1,633,089
American Electric Power Co., Inc.	85,039	6,104,099
Duke Energy Corp.	120,998	10,367,109
Edison International	56,350	4,596,470
Entergy Corp.	31,024	2,452,757
Eversource Energy	54,807	3,401,870
Exelon Corp.	160,245	5,818,496
FirstEnergy Corp.	76,525	2,237,591
NextEra Energy, Inc.	80,870	11,438,253
PG&E Corp.	87,660	5,994,191
Pinnacle West Capital Corp.	19,256	1,701,268
PPL Corp.	117,553	4,691,540
Southern Co. (The)	171,392	8,674,149
Xcel Energy, Inc.	87,719	4,202,617
Total		73,313,499
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers —%
AES Corp. (The)	114,006	1,331,590
NRG Energy, Inc.	54,646	877,615
Total		2,209,205
Multi-Utilities 1.1%
Ameren Corp.	41,959	2,381,173
CenterPoint Energy, Inc.	74,484	2,130,987
CMS Energy Corp.	48,405	2,294,881
Consolidated Edison, Inc.	52,759	4,367,918
Dominion Energy, Inc.	108,624	8,773,560
DTE Energy Co.	31,030	3,398,406
NiSource, Inc.	55,937	1,458,278
Public Service Enterprise Group, Inc.	87,549	3,931,826
SCANA Corp.	24,712	1,685,358
Sempra Energy	43,333	5,047,861
WEC Energy Group, Inc.	54,581	3,425,503
Total		38,895,751
Water Utilities 0.1%
American Water Works Co., Inc.	30,820	2,409,508
Total Utilities		116,827,963
Total Common Stocks (Cost $1,772,548,365)		3,580,897,998

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(c),(f)	59,812,737	59,812,737
Total Money Market Funds (Cost $59,811,900)		59,812,737
Total Investments (Cost: $1,832,360,265)		3,640,710,735
Other Assets & Liabilities, Net		6,513,453
Net Assets		3,647,224,188

At May 31, 2017, securities and/or cash totaling $3,662,750 were pledged as collateral.
Columbia Large Cap Index Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at May 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	323	USD	38,939,265	06/2017	648,151	—
S&P 500 E-mini	231	USD	27,848,205	06/2017	231,794	—
Total			66,787,470		879,945	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Ameriprise Financial, Inc.	28,324	—	(1,680)	26,644	148,605	22,364	3,218,329
Columbia Short-Term Cash Fund, 0.916%	47,891,632	227,502,188	(215,581,083)	59,812,737	1,590	76,447	59,812,737
Total	47,919,956	227,502,188	(215,582,763)	59,839,381	150,195	98,811	63,031,066

(d)	Represents fractional shares.
(e)	Negligible market value.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2017.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,832,360,000	1,878,514,000	(70,163,000)	1,808,351,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
10	Columbia Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	446,778,840	—	—	—	446,778,840
Consumer Staples	337,060,247	—	—	—	337,060,247
Energy	214,760,526	—	—	—	214,760,526
Financials	491,207,783	—	—	—	491,207,783
Health Care	497,522,311	0*	—	—	497,522,311
Industrials	363,709,703	—	—	—	363,709,703
Information Technology	829,696,376	—	—	—	829,696,376
Materials	100,613,346	—	—	—	100,613,346
Real Estate	103,550,723	—	—	—	103,550,723
Telecommunication Services	79,170,180	—	—	—	79,170,180
Utilities	116,827,963	—	—	—	116,827,963
Total Common Stocks	3,580,897,998	0*	—	—	3,580,897,998
Money Market Funds	—	—	—	59,812,737	59,812,737
Total Investments	3,580,897,998	0*	—	59,812,737	3,640,710,735
Derivatives
Asset
Futures Contracts	879,945	—	—	—	879,945
Total	3,581,777,943	0*	—	59,812,737	3,641,590,680

Columbia Large Cap Index Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
12	Columbia Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Large Cap Growth Fund III, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.3%
Issuer	Shares	Value ($)
Consumer Discretionary 19.3%
Hotels, Restaurants & Leisure 4.4%
Norwegian Cruise Line Holdings Ltd.(a)	354,155	17,697,125
Starbucks Corp.	384,529	24,459,890
Yum China Holdings, Inc.(a)	327,355	12,573,706
Yum! Brands, Inc.	327,355	23,779,067
Total		78,509,788
Household Durables 2.0%
Mohawk Industries, Inc.(a)	67,667	16,192,713
Newell Brands, Inc.	364,797	19,316,001
Total		35,508,714
Internet & Direct Marketing Retail 6.4%
Amazon.com, Inc.(a)	72,863	72,470,997
Expedia, Inc.	125,273	18,011,752
Priceline Group, Inc. (The)(a)	13,243	24,858,303
Total		115,341,052
Media 4.0%
Comcast Corp., Class A	1,235,760	51,518,835
DISH Network Corp., Class A(a)	326,164	20,799,478
Total		72,318,313
Multiline Retail 1.0%
Dollar General Corp.	232,178	17,039,543
Specialty Retail 1.5%
TJX Companies, Inc. (The)	367,935	27,672,391
Total Consumer Discretionary		346,389,801
Consumer Staples 6.8%
Beverages 2.4%
PepsiCo, Inc.	371,885	43,462,200
Food & Staples Retailing 2.9%
Costco Wholesale Corp.	141,934	25,609,152
SYSCO Corp.	479,436	26,158,028
Total		51,767,180
Tobacco 1.5%
Philip Morris International, Inc.	227,957	27,309,248
Total Consumer Staples		122,538,628
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.2%
Oil, Gas & Consumable Fuels 1.2%
Cimarex Energy Co.	76,909	8,272,332
Hess Corp.	276,809	12,702,765
Total		20,975,097
Total Energy		20,975,097
Financials 4.0%
Capital Markets 4.0%
Bank of New York Mellon Corp. (The)	551,956	26,008,167
BlackRock, Inc.	31,623	12,941,396
Charles Schwab Corp. (The)	206,877	8,016,484
Goldman Sachs Group, Inc. (The)	115,082	24,312,223
Total		71,278,270
Total Financials		71,278,270
Health Care 15.5%
Biotechnology 8.5%
AbbVie, Inc.	391,288	25,832,834
ACADIA Pharmaceuticals, Inc.(a)	95,093	2,444,841
Alexion Pharmaceuticals, Inc.(a)	160,911	15,774,105
Biogen, Inc.(a)	92,236	22,853,314
BioMarin Pharmaceutical, Inc.(a)	171,024	14,988,543
Celgene Corp.(a)	237,117	27,128,556
Clovis Oncology, Inc.(a)	91,675	4,735,930
Intercept Pharmaceuticals, Inc.(a)	62,493	6,992,967
TESARO, Inc.(a)	35,578	5,312,151
Vertex Pharmaceuticals, Inc.(a)	211,138	26,096,657
Total		152,159,898
Health Care Equipment & Supplies 3.7%
Edwards Lifesciences Corp.(a)	231,531	26,642,272
Medtronic PLC	253,452	21,360,935
Zimmer Biomet Holdings, Inc.	160,330	19,112,939
Total		67,116,146
Health Care Providers & Services 1.5%
Aetna, Inc.	181,815	26,337,721

Columbia Large Cap Growth Fund III | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.8%
Illumina, Inc.(a)	58,074	10,300,005
Thermo Fisher Scientific, Inc.	131,867	22,785,299
Total		33,085,304
Total Health Care		278,699,069
Industrials 9.9%
Air Freight & Logistics 1.8%
FedEx Corp.	162,555	31,509,661
Airlines 1.2%
Alaska Air Group, Inc.	249,117	21,685,635
Commercial Services & Supplies 0.7%
Stericycle, Inc.(a)	155,529	12,717,606
Electrical Equipment 0.7%
Sensata Technologies Holding NV(a)	287,728	11,632,843
Industrial Conglomerates 1.7%
Honeywell International, Inc.	234,069	31,128,836
Machinery 2.8%
Cummins, Inc.	121,216	19,115,763
Stanley Black & Decker, Inc.	103,718	14,275,746
Xylem, Inc.	319,035	16,634,485
Total		50,025,994
Road & Rail 1.0%
Kansas City Southern	191,352	18,216,711
Total Industrials		176,917,286
Information Technology 37.5%
Internet Software & Services 10.8%
Alibaba Group Holding Ltd., ADR(a)	160,165	19,613,806
Alphabet, Inc., Class A(a)	95,058	93,830,801
Alphabet, Inc., Class C(a)	14,371	13,866,003
Facebook, Inc., Class A(a)	434,430	65,798,768
Total		193,109,378
IT Services 5.0%
FleetCor Technologies, Inc.(a)	123,013	17,749,546
Leidos Holdings, Inc.	209,231	11,624,874
Visa, Inc., Class A	639,363	60,886,539
Total		90,260,959
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 7.4%
Broadcom Ltd.	151,574	36,298,942
Lam Research Corp.	146,981	22,807,042
MACOM Technology Solutions Holdings, Inc.(a)	324,092	19,759,889
Micron Technology, Inc.(a)	578,134	17,789,183
NVIDIA Corp.	228,077	32,922,915
ON Semiconductor Corp.(a)	220,005	3,405,677
Total		132,983,648
Software 9.2%
Electronic Arts, Inc.(a)	357,458	40,510,715
Microsoft Corp.	1,202,235	83,964,092
Salesforce.com, Inc.(a)	254,978	22,856,228
ServiceNow, Inc.(a)	170,229	17,814,465
Total		165,145,500
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	594,638	90,836,901
Total Information Technology		672,336,386
Materials 1.3%
Chemicals 1.3%
Eastman Chemical Co.	299,595	24,000,556
Total Materials		24,000,556
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
American Tower Corp.	180,318	23,655,918
Equinix, Inc.	61,542	27,140,638
Total		50,796,556
Total Real Estate		50,796,556
Total Common Stocks (Cost $1,334,719,482)		1,763,931,649

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(b),(c)	49,461,189	49,461,189
Total Money Market Funds (Cost $49,460,678)		49,461,189
Total Investments (Cost: $1,384,180,160)		1,813,392,838
Other Assets & Liabilities, Net		(18,989,093)
Net Assets		1,794,403,745

2	Columbia Large Cap Growth Fund III | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, May 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	7,904,233	139,044,939	(97,487,983)	49,461,189	166	26,200	49,461,189
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,384,180,000	448,551,000	(19,338,000)	429,213,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Large Cap Growth Fund III | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	346,389,801	—	—	—	346,389,801
Consumer Staples	122,538,628	—	—	—	122,538,628
Energy	20,975,097	—	—	—	20,975,097
Financials	71,278,270	—	—	—	71,278,270
Health Care	278,699,069	—	—	—	278,699,069
Industrials	176,917,286	—	—	—	176,917,286
Information Technology	672,336,386	—	—	—	672,336,386
Materials	24,000,556	—	—	—	24,000,556
Real Estate	50,796,556	—	—	—	50,796,556
Total Common Stocks	1,763,931,649	—	—	—	1,763,931,649
Money Market Funds	—	—	—	49,461,189	49,461,189
Total Investments	1,763,931,649	—	—	49,461,189	1,813,392,838
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Large Cap Growth Fund III | Quarterly Report 2017

Portfolio of Investments
Columbia Mid Cap Index Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 11.5%
Auto Components 0.6%
Cooper Tire & Rubber Co.	143,910	5,180,760
Dana, Inc.	393,510	8,310,931
Gentex Corp.	785,006	14,899,414
Total		28,391,105
Automobiles 0.3%
Thor Industries, Inc.	130,754	11,837,160
Distributors 0.3%
Pool Corp.	112,450	13,396,169
Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.	156,358	5,847,789
Graham Holdings Co., Class B	12,712	7,611,945
Service Corp. International	514,311	16,396,235
Sotheby’s (a)	125,932	6,622,764
Total		36,478,733
Hotels, Restaurants & Leisure 2.8%
Brinker International, Inc.	133,549	5,239,127
Buffalo Wild Wings, Inc.(a)	44,010	6,324,237
Cheesecake Factory, Inc. (The)	121,275	7,152,799
Churchill Downs, Inc.	33,670	5,644,776
Cracker Barrel Old Country Store, Inc.	65,690	10,957,749
Domino’s Pizza, Inc.	131,290	27,796,719
Dunkin’ Brands Group, Inc.	251,210	14,698,297
International Speedway Corp., Class A	69,189	2,442,372
Jack in the Box, Inc.	80,230	8,550,913
Panera Bread Co., Class A(a)	58,311	18,338,226
Papa John’s International, Inc.	72,310	5,826,017
Texas Roadhouse, Inc.	175,870	8,603,560
Wendy’s Co. (The)	526,268	8,509,754
Total		130,084,546
Household Durables 1.7%
CalAtlantic Group, Inc.	197,050	7,101,682
Helen of Troy Ltd.(a)	73,740	6,710,340
KB Home	227,236	4,767,411
NVR, Inc.(a)	9,412	21,481,761
Tempur Sealy International, Inc.(a)	127,884	5,938,933
Toll Brothers, Inc.	403,966	14,910,385
Common Stocks (continued)
Issuer	Shares	Value ($)
TRI Pointe Group, Inc.(a)	433,430	5,361,529
Tupperware Brands Corp.	138,440	9,955,220
Total		76,227,261
Internet & Direct Marketing Retail 0.1%
HSN, Inc.	87,289	2,893,630
Leisure Products 0.6%
Brunswick Corp.	244,620	13,517,701
Polaris Industries, Inc.	159,934	13,370,483
Total		26,888,184
Media 1.3%
AMC Networks, Inc., Class A(a)	153,714	8,143,768
Cable One, Inc.	12,814	9,208,140
Cinemark Holdings, Inc.	288,953	11,433,870
John Wiley & Sons, Inc., Class A	122,804	6,226,163
Live Nation Entertainment, Inc.(a)	361,310	12,461,582
Meredith Corp.	99,958	5,407,728
New York Times Co. (The), Class A	333,059	5,861,838
Time, Inc.	271,040	3,388,000
Total		62,131,089
Multiline Retail 0.3%
Big Lots, Inc.	121,760	5,945,541
Dillard’s, Inc., Class A	64,570	3,324,064
JCPenney Co., Inc.(a)	842,400	3,959,280
Total		13,228,885
Specialty Retail 2.0%
Aaron’s, Inc.	173,899	6,350,792
American Eagle Outfitters, Inc.	467,144	5,372,156
Cabela’s, Inc.(a)	140,410	7,417,860
Chico’s FAS, Inc.	353,038	3,339,740
CST Brands, Inc.	206,810	9,995,127
Dick’s Sporting Goods, Inc.	240,280	9,882,716
GameStop Corp., Class A	278,360	6,162,890
Michaels Companies, Inc. (The)(a)	289,030	5,586,950
Murphy USA, Inc.(a)	94,770	6,447,203
Office Depot, Inc.	1,406,692	7,188,196
Sally Beauty Holdings, Inc.(a)	392,270	7,068,705

Columbia Mid Cap Index Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Urban Outfitters, Inc.(a)	241,370	4,554,652
Williams-Sonoma, Inc.	220,828	10,745,491
Total		90,112,478
Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	132,792	10,910,191
Deckers Outdoor Corp.(a)	87,262	6,052,492
Kate Spade & Co.(a)	350,540	6,456,947
Skechers U.S.A., Inc., Class A(a)	365,510	9,327,815
Total		32,747,445
Total Consumer Discretionary		524,416,685
Consumer Staples 3.7%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A(a)	25,430	3,630,132
Food & Staples Retailing 0.6%
Casey’s General Stores, Inc.	107,060	12,460,714
Sprouts Farmers Market, Inc.(a)	350,520	8,398,459
United Natural Foods, Inc.(a)	138,211	5,520,147
Total		26,379,320
Food Products 2.3%
Dean Foods Co.	247,985	4,523,246
Flowers Foods, Inc.	502,311	9,282,707
Hain Celestial Group, Inc. (The)(a)	282,660	9,873,314
Ingredion, Inc.	196,156	22,379,438
Lamb Weston Holdings, Inc.	379,140	17,595,887
Lancaster Colony Corp.	53,215	6,589,614
Post Holdings, Inc.(a)	175,631	14,110,195
Snyders-Lance, Inc.	234,220	8,607,585
Tootsie Roll Industries, Inc.	48,903	1,696,934
TreeHouse Foods, Inc.(a)	155,190	11,977,564
Total		106,636,484
Household Products 0.2%
Energizer Holdings, Inc.	169,223	9,070,353
Personal Products 0.5%
Avon Products, Inc.(a)	1,196,760	4,068,984
Edgewell Personal Care Co.(a)	156,893	11,475,154
Nu Skin Enterprises, Inc., Class A	135,020	7,409,898
Total		22,954,036
Total Consumer Staples		168,670,325
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.0%
Energy Equipment & Services 1.0%
Diamond Offshore Drilling, Inc.(a)	176,160	2,034,648
Dril-Quip, Inc.(a)	103,300	5,123,680
Ensco PLC, Class A	828,050	5,167,032
Nabors Industries Ltd.	779,680	6,861,184
Oceaneering International, Inc.	267,966	6,533,011
Oil States International, Inc.(a)	140,368	4,105,764
Patterson-UTI Energy, Inc.	455,743	9,716,441
Rowan Companies PLC, Class A(a)	342,900	4,128,516
Superior Energy Services, Inc.(a)	417,589	4,330,398
Total		48,000,674
Oil, Gas & Consumable Fuels 2.0%
CONSOL Energy, Inc.(a)	482,730	7,004,412
Energen Corp.(a)	265,225	15,128,434
Gulfport Energy Corp.(a)	435,780	6,253,443
HollyFrontier Corp.	484,620	11,582,418
PBF Energy, Inc., Class A	297,760	5,752,723
QEP Resources, Inc.(a)	654,700	6,547,000
SM Energy Co.	267,519	4,539,798
Southwestern Energy Co.(a)	1,360,600	8,245,236
Western Refining, Inc.	216,810	7,848,522
World Fuel Services Corp.	191,080	6,752,767
WPX Energy, Inc.(a)	1,082,910	11,717,086
Total		91,371,839
Total Energy		139,372,513
Financials 16.1%
Banks 7.5%
Associated Banc-Corp.	414,789	9,892,718
BancorpSouth, Inc.	233,060	6,688,822
Bank of Hawaii Corp.	116,516	9,056,789
Bank of the Ozarks, Inc.	328,890	14,536,938
Cathay General Bancorp	204,505	7,259,928
Chemical Financial Corp.	194,190	8,732,724
Commerce Bancshares, Inc.	238,783	12,782,054
Cullen/Frost Bankers, Inc.	155,039	14,210,875
East West Bancorp, Inc.	393,927	21,559,625
First Horizon National Corp.	638,500	10,816,190

2	Columbia Mid Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
FNB Corp.	875,620	11,558,184
Fulton Financial Corp.	475,705	8,324,837
Hancock Holding Co.	230,231	10,636,672
International Bancshares Corp.	158,672	5,259,977
MB Financial, Inc.	194,450	8,007,451
PacWest Bancorp	327,530	15,285,825
PrivateBancorp, Inc.	218,660	13,029,949
Prosperity Bancshares, Inc.	189,845	11,891,891
Signature Bank(a)	146,681	20,978,317
SVB Financial Group(a)	142,927	24,369,053
Synovus Financial Corp.	334,165	13,660,665
TCF Financial Corp.	466,719	7,028,788
Texas Capital Bancshares, Inc.(a)	135,300	9,931,020
Trustmark Corp.	184,950	5,624,330
UMB Financial Corp.	119,770	8,387,493
Umpqua Holdings Corp.	602,070	10,202,076
United Bankshares, Inc.	285,610	10,924,582
Valley National Bancorp	720,911	8,131,876
Webster Financial Corp.	251,425	12,249,426
Wintrust Financial Corp.	152,060	10,455,646
Total		341,474,721
Capital Markets 2.9%
Eaton Vance Corp.	313,602	14,604,445
Factset Research Systems, Inc.	108,114	17,913,409
Federated Investors, Inc., Class B	252,870	6,716,227
Janus Henderson Group PLC(a)	491,908	15,386,900
Legg Mason, Inc.	236,970	8,737,084
MarketAxess Holdings, Inc.	102,810	19,593,530
MSCI, Inc.	247,407	25,168,714
SEI Investments Co.	365,345	18,300,131
Stifel Financial Corp.(a)	186,200	7,937,706
Total		134,358,146
Consumer Finance 0.3%
SLM Corp.(a)	1,172,470	12,181,963
Insurance 4.8%
Alleghany Corp.(a)	42,188	24,778,700
American Financial Group, Inc.	199,717	19,941,743
Aspen Insurance Holdings Ltd.	163,494	8,305,495
Common Stocks (continued)
Issuer	Shares	Value ($)
Brown & Brown, Inc.	313,643	13,621,516
CNO Financial Group, Inc.	474,880	9,730,291
Everest Re Group Ltd.	111,720	28,449,498
First American Financial Corp.	300,475	13,076,672
Genworth Financial, Inc., Class A(a)	1,361,890	4,984,517
Hanover Insurance Group, Inc. (The)	116,240	9,693,254
Kemper Corp.	133,151	5,079,711
Mercury General Corp.	99,711	5,583,816
Old Republic International Corp.	667,836	13,209,796
Primerica, Inc.	124,875	9,015,975
Reinsurance Group of America, Inc.	175,789	21,887,488
RenaissanceRe Holdings Ltd.	111,870	15,981,748
WR Berkley Corp.	264,963	18,279,797
Total		221,620,017
Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.	1,334,664	17,243,859
Washington Federal, Inc.	243,929	7,793,531
Total		25,037,390
Total Financials		734,672,237
Health Care 9.0%
Biotechnology 0.7%
Bioverativ, Inc.(a)	294,970	16,249,897
United Therapeutics Corp.(a)	122,858	14,852,304
Total		31,102,201
Health Care Equipment & Supplies 4.1%
ABIOMED, Inc.(a)	110,640	15,205,255
Align Technology, Inc.(a)	206,180	29,937,336
Globus Medical, Inc., Class A(a)	196,540	6,043,605
Halyard Health, Inc.(a)	127,520	4,583,069
Hill-Rom Holdings, Inc.	162,504	12,571,310
LivaNova PLC(a)	118,480	6,734,403
Masimo Corp.(a)	122,610	10,671,974
NuVasive, Inc.(a)	138,260	10,373,648
ResMed, Inc.	387,067	27,520,464
STERIS PLC	232,068	17,999,194
Teleflex, Inc.	122,697	24,541,854
West Pharmaceutical Services, Inc.	200,170	19,420,493
Total		185,602,605

Columbia Mid Cap Index Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc.(a)	208,010	8,599,133
HealthSouth Corp.	243,320	11,029,696
Lifepoint Hospitals, Inc.(a)	109,147	6,636,138
Mednax, Inc.(a)	256,282	13,916,113
Molina Healthcare, Inc.(a)	116,300	7,509,491
Owens & Minor, Inc.	166,780	5,316,946
Tenet Healthcare Corp.(a)	218,180	3,608,697
VCA, Inc.(a)	221,972	20,450,280
WellCare Health Plans, Inc.(a)	121,046	20,795,703
Total		97,862,197
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.(a)	493,233	5,627,788
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A(a)	56,811	12,696,122
Bio-Techne Corp.	101,951	11,426,668
Charles River Laboratories International, Inc.(a)	129,438	11,914,768
INC Research Holdings, Inc. Class A(a)	146,500	8,328,525
PAREXEL International Corp.(a)	139,230	11,252,569
Total		55,618,652
Pharmaceuticals 0.8%
Akorn, Inc.(a)	237,970	7,917,262
Catalent, Inc.(a)	340,850	12,110,401
Endo International PLC(a)	542,200	7,146,196
Prestige Brands Holdings, Inc.(a)	144,640	7,286,963
Total		34,460,822
Total Health Care		410,274,265
Industrials 14.4%
Aerospace & Defense 1.7%
Curtiss-Wright Corp.	121,670	10,953,950
Esterline Technologies Corp.(a)	81,123	7,905,436
Huntington Ingalls Industries, Inc.	125,779	24,628,786
KLX, Inc.(a)	143,472	6,942,610
Orbital ATK, Inc.	157,237	15,984,714
Teledyne Technologies, Inc.(a)	96,230	12,655,207
Total		79,070,703
Airlines 0.5%
JetBlue Airways Corp.(a)	920,916	20,646,937
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.9%
AO Smith Corp.	402,410	22,080,237
Lennox International, Inc.	105,702	18,719,824
Total		40,800,061
Commercial Services & Supplies 1.6%
Clean Harbors, Inc.(a)	142,420	8,318,752
Copart, Inc.(a)	558,578	17,422,048
Deluxe Corp.	132,552	9,034,744
Herman Miller, Inc.	163,689	5,164,388
HNI Corp.	120,175	5,169,928
MSA Safety, Inc.	85,636	6,945,080
Pitney Bowes, Inc.	509,310	7,573,440
Rollins, Inc.	262,129	11,289,896
Total		70,918,276
Construction & Engineering 1.1%
AECOM (a)	424,385	13,627,002
Dycom Industries, Inc.(a)	85,860	7,228,553
EMCOR Group, Inc.	163,010	10,272,890
Granite Construction, Inc.	108,272	5,073,626
KBR, Inc.	390,397	5,321,111
Valmont Industries, Inc.	61,541	9,009,603
Total		50,532,785
Electrical Equipment 0.8%
EnerSys	118,670	8,788,700
Hubbell, Inc.	140,895	16,331,139
Regal Beloit Corp.	122,384	9,692,813
Total		34,812,652
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	176,424	17,877,044
Machinery 4.8%
AGCO Corp.	182,351	11,675,935
Crane Co.	137,375	10,657,553
Donaldson Co., Inc.	360,835	17,305,647
Graco, Inc.	153,022	16,812,527
IDEX Corp.	208,343	22,598,965
ITT, Inc.	240,992	9,160,106
Kennametal, Inc.	219,126	8,429,777
Lincoln Electric Holdings, Inc.	168,755	15,083,322

4	Columbia Mid Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordson Corp.	146,226	16,944,669
Oshkosh Corp.	203,870	12,868,274
Terex Corp.	266,115	8,723,250
Timken Co. (The)	190,745	8,802,882
Toro Co. (The)	295,660	20,249,753
Trinity Industries, Inc.	415,836	10,612,135
Wabtec Corp.	235,550	19,256,212
Woodward, Inc.	151,087	10,292,046
Total		219,473,053
Marine 0.2%
Kirby Corp.(a)	147,158	9,749,218
Professional Services 0.7%
Dun & Bradstreet Corp. (The)	100,610	10,534,873
FTI Consulting, Inc.(a)	112,563	3,886,800
ManpowerGroup, Inc.	184,827	18,828,327
Total		33,250,000
Road & Rail 1.0%
Avis Budget Group, Inc.(a)	234,960	5,378,234
Genesee & Wyoming, Inc., Class A(a)	167,494	10,970,857
Landstar System, Inc.	114,148	9,537,065
Old Dominion Freight Line, Inc.	189,280	16,906,490
Werner Enterprises, Inc.	122,304	3,332,784
Total		46,125,430
Trading Companies & Distributors 0.7%
GATX Corp.	107,658	6,403,498
MSC Industrial Direct Co., Inc., Class A	122,540	10,286,008
NOW, Inc.(a)	293,660	4,848,327
Watsco, Inc.	82,963	11,707,738
Total		33,245,571
Total Industrials		656,501,730
Information Technology 17.8%
Communications Equipment 1.5%
Arris International PLC(a)	519,770	14,574,351
Brocade Communications Systems, Inc.	1,114,000	14,069,820
Ciena Corp.(a)	385,932	9,061,683
InterDigital, Inc.	93,744	7,593,264
Netscout Systems, Inc.(a)	250,800	9,179,280
Common Stocks (continued)
Issuer	Shares	Value ($)
Plantronics, Inc.	90,669	4,798,203
Viasat, Inc.(a)	144,770	9,446,243
Total		68,722,844
Electronic Equipment, Instruments & Components 4.8%
Arrow Electronics, Inc.(a)	242,996	18,368,068
Avnet, Inc.	352,190	12,918,329
Belden, Inc.	115,260	8,183,460
Cognex Corp.	235,130	21,516,746
Coherent, Inc.(a)	67,090	16,648,383
IPG Photonics Corp.(a)	102,360	14,232,134
Jabil, Inc.	497,930	14,898,066
Keysight Technologies, Inc.(a)	499,950	19,318,068
Knowles Corp.(a)	242,340	4,151,284
Littelfuse, Inc.	61,840	10,014,988
National Instruments Corp.	290,216	11,071,740
SYNNEX Corp.	79,630	8,859,634
Tech Data Corp.(a)	94,504	9,164,053
Trimble Navigation Ltd.(a)	689,338	24,843,742
VeriFone Systems, Inc.(a)	304,876	5,576,182
Vishay Intertechnology, Inc.	365,988	5,983,904
Zebra Technologies Corp., Class A(a)	144,485	15,075,565
Total		220,824,346
Internet Software & Services 0.7%
j2 Global, Inc.	131,610	11,136,838
LogMeIn, Inc.	143,650	15,945,150
WebMD Health Corp.(a)	103,100	5,771,538
Total		32,853,526
IT Services 3.3%
Acxiom Corp.(a)	213,303	5,588,539
Broadridge Financial Solutions, Inc.	323,172	24,525,523
Convergys Corp.	258,104	6,274,508
CoreLogic, Inc.(a)	230,527	9,981,819
DST Systems, Inc.	86,197	10,414,322
Jack Henry & Associates, Inc.	212,118	22,529,053
Leidos Holdings, Inc.	390,282	21,684,068
MAXIMUS, Inc.	177,100	10,994,368
NeuStar, Inc., Class A(a)	150,695	4,995,539
Sabre Corp.	560,350	12,568,650

Columbia Mid Cap Index Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Science Applications International Corp.	119,904	9,111,505
WEX, Inc.(a)	105,087	10,735,688
Total		149,403,582
Semiconductors & Semiconductor Equipment 2.5%
Cirrus Logic, Inc.(a)	175,510	11,574,884
Cree, Inc.(a)	266,148	6,346,299
Cypress Semiconductor Corp.	895,932	12,534,089
First Solar, Inc.(a)	213,220	8,211,102
Integrated Device Technology, Inc.(a)	364,551	9,325,214
Microsemi Corp.(a)	315,060	15,472,596
Monolithic Power Systems, Inc.	103,500	10,163,700
Silicon Laboratories, Inc.(a)	114,462	8,561,758
Synaptics, Inc.(a)	96,610	5,367,652
Teradyne, Inc.	547,300	19,456,515
Versum Materials, Inc.	296,940	9,217,018
Total		116,230,827
Software 4.5%
ACI Worldwide, Inc.(a)	320,478	7,326,127
ANSYS, Inc.(a)	233,273	29,469,378
Cadence Design Systems, Inc.(a)	761,703	26,766,244
CDK Global, Inc.	396,220	24,351,681
CommVault Systems, Inc.(a)	114,555	6,429,399
Fair Isaac Corp.	84,862	11,257,793
Fortinet, Inc.(a)	407,190	16,018,855
Manhattan Associates, Inc.(a)	192,360	9,010,142
PTC, Inc.(a)	316,190	18,206,220
Take-Two Interactive Software, Inc.(a)	277,090	21,263,887
Tyler Technologies, Inc.(a)	91,570	15,647,482
Ultimate Software Group, Inc. (The)(a)	81,050	17,890,977
Total		203,638,185
Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.(a)	293,750	6,007,187
Diebold, Inc.	206,142	5,452,456
NCR Corp.(a)	340,460	13,117,924
Total		24,577,567
Total Information Technology		816,250,877
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 7.8%
Chemicals 3.4%
Ashland Global Holdings, Inc.	170,000	11,311,800
Cabot Corp.	169,929	8,875,392
Chemours Co. LLC (The)	500,450	20,012,995
Minerals Technologies, Inc.	95,735	6,888,133
NewMarket Corp.	25,263	11,756,137
Olin Corp.	451,933	13,259,714
PolyOne Corp.	224,510	8,383,203
RPM International, Inc.	364,981	19,792,920
Scotts Miracle-Gro Co. (The), Class A	120,997	10,479,550
Sensient Technologies Corp.	121,210	9,731,951
Valspar Corp. (The)	199,734	22,567,945
Valvoline, Inc.	558,897	12,502,526
Total		155,562,266
Construction Materials 0.3%
Eagle Materials, Inc.	132,270	12,473,061
Containers & Packaging 1.9%
AptarGroup, Inc.	170,312	14,478,223
Bemis Co., Inc.	252,610	11,276,510
Greif, Inc., Class A	70,543	4,193,781
Owens-Illinois, Inc.(a)	443,190	10,002,798
Packaging Corp. of America	257,409	26,296,904
Silgan Holdings, Inc.	204,570	6,507,372
Sonoco Products Co.	271,176	13,751,335
Total		86,506,923
Metals & Mining 1.9%
Allegheny Technologies, Inc.	297,190	4,585,642
Carpenter Technology Corp.	127,662	4,655,833
Commercial Metals Co.	315,772	5,715,473
Compass Minerals International, Inc.	92,344	5,923,868
Reliance Steel & Aluminum Co.	199,071	14,522,229
Royal Gold, Inc.	178,515	14,356,176
Steel Dynamics, Inc.	662,199	22,508,144
United States Steel Corp.	476,230	9,929,396
Worthington Industries, Inc.	120,050	5,038,499
Total		87,235,260

6	Columbia Mid Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.3%
Domtar Corp.	171,016	6,221,562
Louisiana-Pacific Corp.(a)	394,327	8,785,606
Total		15,007,168
Total Materials		356,784,678
Real Estate 9.6%
Equity Real Estate Investment Trusts (REITS) 9.2%
American Campus Communities, Inc.	364,203	17,285,074
Camden Property Trust	239,157	19,924,170
Care Capital Properties, Inc.	229,670	6,038,024
CoreCivic, Inc.	321,515	9,243,556
Corporate Office Properties Trust	269,611	9,093,979
Cousins Properties, Inc.	1,143,140	9,785,278
CyrusOne, Inc.	213,630	12,018,824
DCT Industrial Trust, Inc.	251,100	13,235,481
Douglas Emmett, Inc.	397,400	15,085,304
Duke Realty Corp.	971,519	27,853,450
Education Realty Trust, Inc.	199,890	7,657,786
EPR Properties	174,680	12,386,559
First Industrial Realty Trust, Inc.	320,440	9,254,307
GEO Group, Inc. (The)	335,725	10,051,606
Healthcare Realty Trust, Inc.	318,160	10,582,002
Highwoods Properties, Inc.	277,794	14,000,818
Hospitality Properties Trust	448,843	12,980,539
Kilroy Realty Corp.	267,155	19,561,089
Lamar Advertising Co., Class A	226,309	15,843,893
LaSalle Hotel Properties	308,920	8,788,774
Liberty Property Trust	401,641	16,503,429
Life Storage, Inc.	127,020	9,513,798
Mack-Cali Realty Corp.	245,488	6,532,436
Medical Properties Trust, Inc.	979,380	12,682,971
National Retail Properties, Inc.	402,308	15,436,558
Omega Healthcare Investors, Inc.	537,580	16,837,006
Potlatch Corp.	110,787	5,068,505
Quality Care Properties, Inc.(a)	255,740	4,327,121
Rayonier, Inc.	335,955	9,436,976
Senior Housing Properties Trust	649,065	13,721,234
Tanger Factory Outlet Centers, Inc.	263,020	6,854,301
Taubman Centers, Inc.	165,349	10,111,091
Common Stocks (continued)
Issuer	Shares	Value ($)
Uniti Group, Inc.(a)	424,864	10,625,849
Urban Edge Properties	270,080	6,438,707
Washington Prime Group, Inc.	506,420	3,863,985
Weingarten Realty Investors	321,957	9,687,686
Total		418,312,166
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	126,066	5,045,161
Jones Lang LaSalle, Inc.	123,638	14,276,480
Total		19,321,641
Total Real Estate		437,633,807
Telecommunication Services 0.2%
Diversified Telecommunication Services 0.1%
Frontier Communications Corp.	3,205,300	4,198,943
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	255,945	7,302,111
Total Telecommunication Services		11,501,054
Utilities 5.5%
Electric Utilities 1.9%
Great Plains Energy, Inc.	588,516	16,908,064
Hawaiian Electric Industries, Inc.	297,136	9,847,087
IDACORP, Inc.	137,709	12,021,996
OGE Energy Corp.	545,668	19,442,151
PNM Resources, Inc.	217,650	8,379,525
Westar Energy, Inc.	388,121	20,551,007
Total		87,149,830
Gas Utilities 2.3%
Atmos Energy Corp.	287,377	23,941,378
National Fuel Gas Co.	233,155	13,233,878
New Jersey Resources Corp.	235,840	9,881,696
ONE Gas, Inc.	142,740	10,084,581
Southwest Gas Corp.	129,920	10,337,734
UGI Corp.	472,511	24,183,113
WGL Holdings, Inc.	139,955	11,579,877
Total		103,242,257

Columbia Mid Cap Index Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.0%
Black Hills Corp.	145,862	10,143,244
MDU Resources Group, Inc.	533,646	14,531,181
NorthWestern Corp.	132,120	8,186,155
Vectren Corp.	226,580	13,898,417
Total		46,758,997
Water Utilities 0.3%
Aqua America, Inc.	484,848	15,849,681
Total Utilities		253,000,765
Total Common Stocks (Cost $3,191,957,980)		4,509,078,936

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(b),(c)	66,251,818	66,251,818
Total Money Market Funds (Cost $66,248,770)		66,251,818
Total Investments (Cost: $3,258,206,750)		4,575,330,754
Other Assets & Liabilities, Net		(1,367,354)
Net Assets		4,573,963,400

At May 31, 2017, securities and/or cash totaling $2,552,700 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at May 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P Mid 400 E-mini	185	USD	31,820,000	06/2017	386,376	—
S&P Mid 400 E-mini	177	USD	30,444,000	06/2017	383,141	—
Total			62,264,000		769,517	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	157,414,880	279,567,612	(370,730,674)	66,251,818	(13,795)	250,895	66,251,818
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,258,207,000	1,514,765,000	(197,641,000)	1,317,124,000
8	Columbia Mid Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	524,416,685	—	—	—	524,416,685
Consumer Staples	168,670,325	—	—	—	168,670,325
Energy	139,372,513	—	—	—	139,372,513
Financials	734,672,237	—	—	—	734,672,237
Health Care	410,274,265	—	—	—	410,274,265
Industrials	656,501,730	—	—	—	656,501,730
Information Technology	816,250,877	—	—	—	816,250,877
Materials	356,784,678	—	—	—	356,784,678
Columbia Mid Cap Index Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	437,633,807	—	—	—	437,633,807
Telecommunication Services	11,501,054	—	—	—	11,501,054
Utilities	253,000,765	—	—	—	253,000,765
Total Common Stocks	4,509,078,936	—	—	—	4,509,078,936
Money Market Funds	—	—	—	66,251,818	66,251,818
Total Investments	4,509,078,936	—	—	66,251,818	4,575,330,754
Derivatives
Asset
Futures Contracts	769,517	—	—	—	769,517
Total	4,509,848,453	—	—	66,251,818	4,576,100,271
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia Mid Cap Index Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Mid Cap Value Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.9%
Issuer	Shares	Value ($)
Consumer Discretionary 8.9%
Auto Components 0.9%
Gentex Corp.	1,248,825	23,702,698
Diversified Consumer Services 0.7%
Houghton Mifflin Harcourt Co.(a)	1,401,428	17,307,636
Hotels, Restaurants & Leisure 3.2%
Aramark	654,925	24,402,506
Extended Stay America, Inc.	1,434,484	26,107,609
Royal Caribbean Cruises Ltd.	321,775	35,453,169
Total		85,963,284
Household Durables 2.0%
D.R. Horton, Inc.	747,550	24,437,409
Mohawk Industries, Inc.(a)	117,900	28,213,470
Total		52,650,879
Internet & Direct Marketing Retail 0.7%
Liberty Interactive Corp., Class A(a)	840,675	19,722,236
Media 0.6%
DISH Network Corp., Class A(a)	257,350	16,411,210
Specialty Retail 0.8%
Burlington Stores, Inc.(a)	224,650	21,982,002
Total Consumer Discretionary		237,739,945
Consumer Staples 4.8%
Beverages 1.4%
Coca-Cola European Partners PLC	409,350	16,799,724
Molson Coors Brewing Co., Class B	196,901	18,664,246
Total		35,463,970
Food Products 3.4%
Hershey Co. (The)	284,425	32,785,670
JM Smucker Co. (The)	214,565	27,432,135
Lamb Weston Holdings, Inc.	660,475	30,652,645
Total		90,870,450
Total Consumer Staples		126,334,420
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 9.2%
Energy Equipment & Services 3.1%
Baker Hughes, Inc.	589,775	32,526,091
Oceaneering International, Inc.	670,250	16,340,695
Patterson-UTI Energy, Inc.	1,212,650	25,853,698
Weatherford International PLC(a)	1,964,575	9,429,960
Total		84,150,444
Oil, Gas & Consumable Fuels 6.1%
Cabot Oil & Gas Corp.	802,850	17,815,242
Cimarex Energy Co.	276,965	29,790,355
Marathon Petroleum Corp.	742,175	38,622,787
Newfield Exploration Co.(a)	477,525	15,510,012
Noble Energy, Inc.	1,439,525	41,299,972
WPX Energy, Inc.(a)	1,711,725	18,520,865
Total		161,559,233
Total Energy		245,709,677
Financials 18.0%
Banks 7.2%
Comerica, Inc.	391,725	26,856,666
Fifth Third Bancorp	2,548,826	60,509,129
First Republic Bank	142,325	13,108,133
M&T Bank Corp.	335,275	52,460,479
SunTrust Banks, Inc.	700,700	37,396,359
Total		190,330,766
Capital Markets 2.8%
E*TRADE Financial Corp.(a)	1,199,250	41,506,043
Northern Trust Corp.	383,125	33,500,450
Total		75,006,493
Consumer Finance 0.9%
Synchrony Financial	944,175	25,351,099
Insurance 7.1%
Allstate Corp. (The)	542,400	46,830,816
Athene Holding Ltd., Class A(a)	232,655	11,465,238
Cincinnati Financial Corp.	325,283	22,795,833
Hartford Financial Services Group, Inc. (The)	1,173,043	57,936,594
Lincoln National Corp.	763,025	49,581,364
Total		188,609,845
Total Financials		479,298,203

Columbia Mid Cap Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Mid Cap Value Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 5.3%
Health Care Equipment & Supplies 2.9%
Teleflex, Inc.	159,475	31,898,189
Zimmer Biomet Holdings, Inc.	378,075	45,070,321
Total		76,968,510
Health Care Providers & Services 0.8%
Envision Healthcare Corp.(a)	363,850	19,869,849
Life Sciences Tools & Services 1.6%
PerkinElmer, Inc.	422,525	26,644,426
Pra Health Sciences, Inc.(a)	222,400	16,068,400
Total		42,712,826
Total Health Care		139,551,185
Industrials 10.6%
Airlines 2.4%
Southwest Airlines Co.	289,525	17,397,557
United Continental Holdings, Inc.(a)	564,525	44,975,707
Total		62,373,264
Commercial Services & Supplies 1.4%
Republic Services, Inc.	603,125	38,364,781
Construction & Engineering 0.5%
Granite Construction, Inc.	272,000	12,745,920
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	310,000	31,412,300
Machinery 4.3%
Cummins, Inc.	192,575	30,369,077
Dover Corp.	299,400	24,715,470
Ingersoll-Rand PLC	361,500	32,390,400
Xylem, Inc.	514,725	26,837,762
Total		114,312,709
Road & Rail 0.8%
Norfolk Southern Corp.	176,775	21,925,403
Total Industrials		281,134,377
Information Technology 10.8%
Communications Equipment 1.0%
Harris Corp.	223,850	25,107,016
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	447,725	13,028,798
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 0.3%
Akamai Technologies, Inc.(a)	179,025	8,441,029
IT Services 1.7%
Leidos Holdings, Inc.	407,625	22,647,645
Total System Services, Inc.	375,900	22,384,845
Total		45,032,490
Semiconductors & Semiconductor Equipment 4.2%
Applied Materials, Inc.	399,850	18,345,118
Lam Research Corp.	118,725	18,422,558
Micron Technology, Inc.(a)	1,323,450	40,722,557
NXP Semiconductors NV(a)	173,900	19,111,610
ON Semiconductor Corp.(a)	1,022,300	15,825,204
Total		112,427,047
Software 1.1%
Activision Blizzard, Inc.	239,425	14,025,516
Nuance Communications, Inc.(a)	852,000	15,770,520
Total		29,796,036
Technology Hardware, Storage & Peripherals 2.0%
Electronics for Imaging, Inc.(a)	340,375	16,140,582
Western Digital Corp.	403,000	36,294,180
Total		52,434,762
Total Information Technology		286,267,178
Materials 7.1%
Chemicals 3.5%
Albemarle Corp.	264,500	30,047,200
Ashland Global Holdings, Inc.	311,760	20,744,510
PPG Industries, Inc.	187,075	19,897,297
Valvoline, Inc.	326,093	7,294,700
Westlake Chemical Corp.	237,125	14,573,703
Total		92,557,410
Construction Materials 0.5%
Summit Materials, Inc., Class A(a)	504,647	13,554,818
Containers & Packaging 1.6%
Packaging Corp. of America	222,825	22,763,802
Sealed Air Corp.	421,250	18,711,925
Total		41,475,727

2	Columbia Mid Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Value Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.5%
Steel Dynamics, Inc.	1,171,350	39,814,187
Total Materials		187,402,142
Real Estate 11.4%
Equity Real Estate Investment Trusts (REITS) 11.4%
American Homes 4 Rent, Class A	1,307,175	29,372,222
Camden Property Trust	338,650	28,212,932
Outfront Media, Inc.	619,552	14,156,763
ProLogis, Inc.	716,175	39,776,360
SBA Communications Corp(a)	237,775	32,855,750
SL Green Realty Corp.	373,075	37,691,767
Taubman Centers, Inc.	390,300	23,866,845
Uniti Group, Inc.	1,490,879	37,286,884
VEREIT, Inc.	2,220,075	18,360,020
Welltower, Inc.	568,475	41,237,176
Total		302,816,719
Total Real Estate		302,816,719
Utilities 9.8%
Electric Utilities 7.3%
Edison International	745,300	60,794,121
Pinnacle West Capital Corp.	590,700	52,188,345
Portland General Electric Co.	1,127,100	53,356,914
Westar Energy, Inc.	523,150	27,700,792
Total		194,040,172
Multi-Utilities 2.5%
CMS Energy Corp.	811,850	38,489,809
WEC Energy Group, Inc.	445,725	27,973,701
Total		66,463,510
Total Utilities		260,503,682
Total Common Stocks (Cost $1,873,652,337)		2,546,757,528
Convertible Preferred Stocks 0.8%
Issuer	Coupon Rate	Shares	Value ($)
Energy 0.8%
Oil, Gas & Consumable Fuels 0.8%
Hess Corp.	8.000%	366,748	20,570,895
Total Energy			20,570,895
Total Convertible Preferred Stocks (Cost $18,337,400)			20,570,895

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(b),(c)	93,027,460	93,027,460
Total Money Market Funds (Cost $93,023,447)		93,027,460
Total Investments (Cost: $1,985,013,184)		2,660,355,883
Other Assets & Liabilities, Net		(4,290,372)
Net Assets		2,656,065,511

Columbia Mid Cap Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Mid Cap Value Fund, May 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	39,758,451	158,276,296	(105,007,287)	93,027,460	(1,379)	137,631	93,027,460
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,985,013,000	740,328,000	(64,985,000)	675,343,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
4	Columbia Mid Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Value Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	237,739,945	—	—	—	237,739,945
Consumer Staples	126,334,420	—	—	—	126,334,420
Energy	245,709,677	—	—	—	245,709,677
Financials	479,298,203	—	—	—	479,298,203
Health Care	139,551,185	—	—	—	139,551,185
Industrials	281,134,377	—	—	—	281,134,377
Information Technology	286,267,178	—	—	—	286,267,178
Materials	187,402,142	—	—	—	187,402,142
Real Estate	302,816,719	—	—	—	302,816,719
Utilities	260,503,682	—	—	—	260,503,682
Total Common Stocks	2,546,757,528	—	—	—	2,546,757,528
Convertible Preferred Stocks
Energy	20,570,895	—	—	—	20,570,895
Money Market Funds	—	—	—	93,027,460	93,027,460
Total Investments	2,567,328,423	—	—	93,027,460	2,660,355,883
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Mid Cap Value Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Small Cap Index Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.1%
Issuer	Shares	Value ($)
Consumer Discretionary 15.0%
Auto Components 1.7%
American Axle & Manufacturing Holdings, Inc.(a)	428,380	6,472,822
Cooper-Standard Holding, Inc.(a)	92,080	9,945,561
Dorman Products, Inc.(a)	158,145	13,189,293
Fox Factory Holding Corp.(a)	180,020	5,913,657
Gentherm, Inc.(a)	190,300	7,174,310
LCI Industries	128,777	11,461,153
Motorcar Parts of America, Inc.(a)	97,240	2,826,767
Standard Motor Products, Inc.	104,539	5,086,867
Superior Industries International, Inc.	116,754	2,276,703
Total		64,347,133
Automobiles 0.1%
Winnebago Industries, Inc.	138,010	3,381,245
Distributors 0.2%
Core-Mark Holding Co., Inc.	240,920	8,203,326
Diversified Consumer Services 0.4%
American Public Education, Inc.(a)	84,304	1,854,688
Capella Education Co.	60,053	5,197,587
Career Education Corp.(a)	335,118	3,163,514
Regis Corp.(a)	182,990	1,729,256
Strayer Education, Inc.	54,245	4,797,970
Total		16,743,015
Hotels, Restaurants & Leisure 3.4%
Belmond Ltd., Class A(a)	439,550	5,428,442
Biglari Holdings, Inc.(a)	5,269	2,003,326
BJ’s Restaurants, Inc.(a)	94,372	4,227,866
Bob Evans Farms, Inc.	102,810	7,238,852
Boyd Gaming Corp.(a)	429,293	10,908,335
Chuy’s Holdings, Inc.(a)	87,510	2,354,019
Dave & Buster’s Entertainment, Inc.(a)	194,750	12,989,825
DineEquity, Inc.	87,261	3,992,191
El Pollo Loco Holdings, Inc.(a)	111,920	1,527,708
Fiesta Restaurant Group, Inc.(a)	140,040	3,087,882
ILG, Inc.	550,528	14,831,224
Marcus Corp. (The)	98,483	3,249,939
Marriott Vacations Worldwide Corp.	126,857	14,781,378
Monarch Casino & Resort, Inc.(a)	57,245	1,725,937
Common Stocks (continued)
Issuer	Shares	Value ($)
Penn National Gaming, Inc.(a)	430,220	8,316,153
Red Robin Gourmet Burgers, Inc.(a)	66,884	4,820,664
Ruby Tuesday, Inc.(a)	315,105	693,231
Ruth’s Hospitality Group, Inc.	154,268	3,332,189
Scientific Games Corp., Class A(a)	265,900	6,168,880
Shake Shack, Inc., Class A(a)	93,340	3,455,447
Sonic Corp.	228,543	6,678,026
Wingstop, Inc.	150,150	4,280,777
Total		126,092,291
Household Durables 1.9%
Cavco Industries, Inc.(a)	43,970	4,847,693
Ethan Allen Interiors, Inc.	132,512	3,571,198
Installed Building Products, Inc.(a)	104,110	5,163,856
iRobot Corp.(a)	141,725	13,140,742
La-Z-Boy, Inc.	253,937	6,729,331
LGI Homes, Inc.(a)	88,570	2,869,668
M/I Homes, Inc.(a)	128,803	3,630,957
MDC Holdings, Inc.	214,790	7,227,683
Meritage Homes Corp.(a)	196,171	7,827,223
TopBuild Corp.(a)	196,210	10,507,045
Universal Electronics, Inc.(a)	75,289	4,863,669
William Lyon Homes, Inc., Class A(a)	121,950	2,762,168
Total		73,141,233
Internet & Direct Marketing Retail 0.6%
FTD Companies, Inc.(a)	89,210	1,545,117
Nutrisystem, Inc.	155,422	8,089,715
PetMed Express, Inc.	106,768	3,746,489
Shutterfly, Inc.(a)	175,050	8,663,225
Total		22,044,546
Leisure Products 0.6%
Callaway Golf Co.	492,015	6,268,271
Nautilus, Inc.(a)	159,700	2,898,555
Sturm Ruger & Co., Inc.	94,180	5,999,266
Vista Outdoor, Inc.(a)	296,790	6,226,654
Total		21,392,746

Columbia Small Cap Index Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.6%
EW Scripps Co. (The), Class A(a)	291,394	5,006,149
Gannett Co., Inc.	590,850	4,638,172
New Media Investment Group, Inc.	278,150	3,596,480
Scholastic Corp.	140,050	5,956,326
World Wrestling Entertainment, Inc., Class A	200,270	4,087,511
Total		23,284,638
Multiline Retail 0.4%
Fred’s, Inc., Class A	182,969	2,517,653
Ollie’s Bargain Outlet Holdings, Inc.(a)	249,070	10,249,231
Tuesday Morning Corp.(a)	234,402	398,483
Total		13,165,367
Specialty Retail 3.9%
Abercrombie & Fitch Co., Class A	352,030	4,643,276
Asbury Automotive Group, Inc.(a)	97,900	5,477,505
Ascena Retail Group, Inc.(a)	881,420	1,560,113
Barnes & Noble Education, Inc.(a)	200,543	1,903,153
Barnes & Noble, Inc.	287,340	1,925,178
Big 5 Sporting Goods Corp.	92,805	1,289,990
Buckle, Inc. (The)	146,701	2,493,917
Caleres, Inc.	223,384	6,107,319
Cato Corp. (The), Class A	130,525	2,631,384
Children’s Place, Inc. (The)	93,821	10,151,432
DSW, Inc., Class A	349,780	5,886,797
Express, Inc.(a)	407,890	3,165,226
Finish Line, Inc., Class A (The)	210,987	2,977,027
Five Below, Inc.(a)	285,490	14,645,637
Francesca’s Holdings Corp.(a)	196,535	2,488,133
Genesco, Inc.(a)	103,362	3,845,066
Group 1 Automotive, Inc.	103,445	6,222,217
Guess?, Inc.	320,350	3,857,014
Haverty Furniture Companies, Inc.	100,416	2,404,963
Hibbett Sports, Inc.(a)	114,243	2,650,438
Kirkland’s, Inc.(a)	76,094	688,651
Lithia Motors, Inc., Class A	124,382	11,300,105
Lumber Liquidators Holdings, Inc.(a)	146,948	4,258,553
MarineMax, Inc.(a)	126,269	2,279,155
Monro Muffler Brake, Inc.	169,401	8,402,290
Common Stocks (continued)
Issuer	Shares	Value ($)
Rent-A-Center, Inc.	276,720	3,157,375
Restoration Hardware Holdings, Inc.(a)	175,600	9,852,916
Select Comfort Corp.(a)	223,421	6,434,525
Shoe Carnival, Inc.	64,530	1,319,638
Sonic Automotive, Inc., Class A	136,731	2,570,543
Stein Mart, Inc.	161,011	235,076
Tailored Brands, Inc.	253,560	2,692,807
Tile Shop Holdings, Inc.	171,510	3,370,171
Vitamin Shoppe, Inc.(a)	123,893	1,437,159
Zumiez, Inc.(a)	90,658	1,291,877
Total		145,616,626
Textiles, Apparel & Luxury Goods 1.2%
Crocs, Inc.(a)	383,328	2,618,130
Fossil Group, Inc.(a)	218,450	2,352,707
G-III Apparel Group Ltd.(a)	227,720	4,456,480
Iconix Brand Group, Inc.(a)	291,971	1,748,906
Movado Group, Inc.	79,653	1,680,678
Oxford Industries, Inc.	77,636	4,172,159
Perry Ellis International, Inc.(a)	62,882	1,153,256
Steven Madden Ltd.(a)	280,352	11,003,816
Unifi, Inc.(a)	79,530	2,237,974
Vera Bradley, Inc.(a)	97,950	921,710
Wolverine World Wide, Inc.	503,162	13,082,212
Total		45,428,028
Total Consumer Discretionary		562,840,194
Consumer Staples 3.0%
Beverages 0.1%
Coca-Cola Bottling Co. Consolidated	24,150	5,499,921
Food & Staples Retailing 0.4%
Andersons, Inc. (The)	136,419	4,788,307
SpartanNash Co.	195,169	5,816,036
SUPERVALU, Inc.(a)	1,392,320	5,360,432
Total		15,964,775
Food Products 1.7%
B&G Foods, Inc.	345,786	14,021,622
Calavo Growers, Inc.	79,832	5,404,627
Cal-Maine Foods, Inc.(a)	154,686	5,754,319
Darling Ingredients, Inc.(a)	856,823	13,426,417

2	Columbia Small Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
J&J Snack Foods Corp.	77,857	10,129,196
John B. Sanfilippo & Son, Inc.	45,090	2,920,479
Sanderson Farms, Inc.	104,097	12,356,314
Seneca Foods Corp., Class A(a)	32,323	995,548
Total		65,008,522
Household Products 0.4%
Central Garden & Pet Co.(a)	52,810	1,580,075
Central Garden & Pet Co., Class A(a)	175,992	5,087,929
WD-40 Co.	73,419	7,760,388
Total		14,428,392
Personal Products 0.2%
Inter Parfums, Inc.	88,999	3,097,165
Medifast, Inc.	57,929	2,410,426
Total		5,507,591
Tobacco 0.2%
Universal Corp.	131,470	8,729,608
Total Consumer Staples		115,138,809
Energy 2.7%
Energy Equipment & Services 1.6%
Archrock, Inc.	366,930	3,852,765
Atwood Oceanics, Inc.(a)	389,290	3,908,472
Bristow Group, Inc.	166,135	1,088,184
CARBO Ceramics, Inc.(a)	110,130	833,684
Era Group, Inc.(a)	101,009	849,486
Exterran Corp.(a)	164,070	4,626,774
Geospace Technologies Corp.(a)	69,890	1,047,651
Gulf Island Fabrication, Inc.	71,067	657,370
Helix Energy Solutions Group, Inc.(a)	714,340	3,557,413
Hornbeck Offshore Services, Inc.(a)	168,829	283,633
Matrix Service Co.(a)	138,336	1,127,438
Newpark Resources, Inc.(a)	440,840	3,262,216
Noble Corp. PLC	1,270,180	5,144,229
Pioneer Energy Services Corp.(a)	401,988	984,871
SEACOR Holdings, Inc.(a)	83,794	5,129,031
Tesco Corp.(a)	243,025	1,130,066
Tetra Technologies, Inc.(a)	601,509	1,858,663
Common Stocks (continued)
Issuer	Shares	Value ($)
Unit Corp.(a)	268,680	4,790,564
US Silica Holdings, Inc.	379,500	14,421,000
Total		58,553,510
Oil, Gas & Consumable Fuels 1.1%
Bill Barrett Corp.(a)	393,890	1,362,859
Carrizo Oil & Gas, Inc.(a)	318,465	6,987,122
Cloud Peak Energy, Inc.(a)	389,954	1,321,944
Contango Oil & Gas Co.(a)	118,268	728,531
Denbury Resources, Inc.(a)	2,071,090	3,168,768
Green Plains, Inc.	184,710	3,943,558
Northern Oil and Gas, Inc.(a)	227,020	374,583
PDC Energy, Inc.(a)	290,777	14,439,986
REX American Resources Corp.(a)	29,450	2,801,284
SRC Energy, Inc.(a)	1,043,870	7,181,826
Total		42,310,461
Total Energy		100,863,971
Financials 16.1%
Banks 8.0%
Ameris Bancorp	190,750	8,269,012
Banc of California, Inc.	257,910	5,235,573
Banner Corp.	136,403	7,323,477
Boston Private Financial Holdings, Inc.	436,255	6,325,698
Brookline Bancorp, Inc.	394,574	5,445,121
Central Pacific Financial Corp.	160,080	4,842,420
City Holding Co.	81,020	5,111,552
Columbia Banking System, Inc.	302,585	11,107,895
Community Bank System, Inc.	255,290	13,724,390
Customers Bancorp, Inc.(a)	148,110	4,139,675
CVB Financial Corp.	524,484	10,647,025
Fidelity Southern Corp.	110,140	2,355,895
First BanCorp(a)	814,189	4,225,641
First Commonwealth Financial Corp.	455,992	5,599,582
First Financial Bancorp	322,505	8,078,750
First Financial Bankshares, Inc.	343,972	13,156,929
First Midwest Bancorp, Inc.	421,672	9,344,252
Glacier Bancorp, Inc.	398,067	12,841,641
Great Western Bancorp, Inc.	305,310	11,559,037
Hanmi Financial Corp.	168,160	4,473,056
Home Bancshares, Inc.	656,580	15,370,538

Columbia Small Cap Index Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hope Bancorp, Inc.	661,302	11,513,268
Independent Bank Corp.	140,666	8,503,260
LegacyTexas Financial Group, Inc.	216,713	7,632,632
National Bank Holdings Corp., Class A	138,420	4,224,578
NBT Bancorp, Inc.	225,730	7,932,152
OFG Bancorp	228,440	2,135,914
Old National Bancorp	703,076	11,108,601
Opus Bank	94,500	2,031,750
Pinnacle Financial Partners, Inc.	243,313	14,635,277
S&T Bancorp, Inc.	181,607	6,060,226
ServisFirst Bancshares, Inc.	230,540	7,893,690
Simmons First National Corp., Class A	154,922	7,862,291
Southside Bancshares, Inc.	141,434	4,605,111
Sterling Bancorp	705,290	15,128,470
Tompkins Financial Corp.	63,843	4,839,938
United Community Banks, Inc.	369,125	9,512,351
Westamerica Bancorporation	136,630	7,010,485
Total		301,807,153
Capital Markets 1.9%
Donnelley Financial Solution, Inc.(a)	135,686	3,090,927
Evercore Partners, Inc., Class A	203,865	13,822,047
Financial Engines, Inc.	297,778	11,285,786
Greenhill & Co., Inc.	143,080	2,897,370
Interactive Brokers Group, Inc., Class A	353,650	12,335,312
INTL FCStone, Inc.(a)	78,450	2,711,232
Investment Technology Group, Inc.	164,263	3,273,762
Piper Jaffray Companies	74,148	4,348,780
Virtus Investment Partners, Inc.	33,697	3,393,288
Waddell & Reed Financial, Inc., Class A	439,060	7,349,864
WisdomTree Investments, Inc.	596,980	5,677,280
Total		70,185,648
Consumer Finance 1.1%
Encore Capital Group, Inc.(a)	122,505	4,434,681
Enova International, Inc.(a)	120,941	1,608,515
Ezcorp, Inc., Class A(a)	253,624	2,155,804
FirstCash, Inc.	251,195	13,476,612
Green Dot Corp., Class A(a)	231,855	8,518,353
Common Stocks (continued)
Issuer	Shares	Value ($)
PRA Group, Inc.(a)	241,074	8,389,375
World Acceptance Corp.(a)	31,090	2,428,751
Total		41,012,091
Insurance 3.0%
American Equity Investment Life Holding Co.	459,220	11,508,053
AMERISAFE, Inc.	100,030	5,181,554
eHealth, Inc.(a)	86,828	1,590,689
Employers Holdings, Inc.	167,216	6,697,001
HCI Group, Inc.	44,390	1,974,023
Horace Mann Educators Corp.	209,837	8,026,265
Infinity Property & Casualty Corp.	57,424	5,498,348
Maiden Holdings Ltd.	381,460	4,024,403
Navigators Group, Inc. (The)	115,262	6,108,886
ProAssurance Corp.	276,756	16,480,820
RLI Corp.	198,966	11,050,572
Safety Insurance Group, Inc.	74,087	4,930,490
Selective Insurance Group, Inc.	302,769	15,471,496
Stewart Information Services Corp.	121,570	5,499,827
United Fire Group, Inc.	112,565	4,868,436
United Insurance Holdings Corp.	93,080	1,510,688
Universal Insurance Holdings, Inc.	170,160	4,194,444
Total		114,615,995
Mortgage Real Estate Investment Trusts (REITS) 0.4%
Apollo Commercial Real Estate Finance, Inc.	488,980	9,026,571
Capstead Mortgage Corp.	499,315	5,262,780
Total		14,289,351
Thrifts & Mortgage Finance 1.7%
Astoria Financial Corp.	473,910	8,776,813
Bank Mutual Corp.	218,666	1,935,194
BofI Holding, Inc.(a)	299,940	6,658,668
Dime Community Bancshares, Inc.	161,714	3,072,566
HomeStreet, Inc.(a)	131,040	3,511,872
LendingTree, Inc.(a)	37,570	5,845,892
Northfield Bancorp, Inc.	234,760	3,864,150
Northwest Bancshares, Inc.	529,676	8,151,714
Oritani Financial Corp.	200,408	3,316,752
Provident Financial Services, Inc.	314,551	7,341,620

4	Columbia Small Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TrustCo Bank Corp.	498,665	3,665,188
Walker & Dunlop, Inc.(a)	144,270	6,738,852
Total		62,879,281
Total Financials		604,789,519
Health Care 12.2%
Biotechnology 1.6%
Acorda Therapeutics, Inc.(a)	241,405	3,331,389
AMAG Pharmaceuticals, Inc.(a)	178,630	3,090,299
Cytokinetics, Inc.(a)	239,300	3,242,515
Eagle Pharmaceuticals, Inc.(a)	42,160	3,075,572
Emergent Biosolutions, Inc.(a)	179,909	5,744,494
Enanta Pharmaceuticals, Inc.(a)	72,290	2,174,483
Ligand Pharmaceuticals, Inc.(a)	98,720	10,689,402
MiMedx Group, Inc.(a)	520,880	7,125,638
Momenta Pharmaceuticals, Inc.(a)	336,391	4,877,670
Myriad Genetics, Inc.(a)	354,200	7,207,970
Progenics Pharmaceuticals, Inc.(a)	364,390	2,321,164
Repligen Corp.(a)	176,060	6,908,594
Spectrum Pharmaceuticals, Inc.(a)	368,765	2,087,210
Total		61,876,400
Health Care Equipment & Supplies 3.9%
Abaxis, Inc.	117,249	5,674,852
Analogic Corp.	64,790	4,658,401
Angiodynamics, Inc.(a)	179,750	2,710,630
Anika Therapeutics, Inc.(a)	76,150	3,523,460
Cantel Medical Corp.	188,795	14,692,027
CONMED Corp.	128,878	6,543,136
CryoLife, Inc.(a)	140,680	2,567,410
Haemonetics Corp.(a)	270,517	11,031,683
ICU Medical, Inc.(a)	77,209	12,453,812
Inogen, Inc.(a)	84,140	7,458,170
Integer Holdings Corp.(a)	143,512	5,697,426
Integra LifeSciences Holdings Corp.(a)	310,958	15,656,735
Invacare Corp.	164,912	2,333,505
Lantheus Holdings, Inc.(a)	134,120	2,226,392
LeMaitre Vascular, Inc.	64,730	1,978,149
Meridian Bioscience, Inc.	219,530	3,029,514
Merit Medical Systems, Inc.(a)	255,678	9,076,569
Natus Medical, Inc.(a)	170,970	5,795,883
Common Stocks (continued)
Issuer	Shares	Value ($)
Neogen Corp.(a)	197,519	12,500,977
OraSure Technologies, Inc.(a)	289,900	4,368,793
Orthofix International NV(a)	92,730	3,864,059
SurModics, Inc.(a)	69,009	1,683,820
Varex Imaging Corp.(a)	194,480	6,680,388
Total		146,205,791
Health Care Providers & Services 3.2%
Aceto Corp.	156,670	2,216,880
Almost Family, Inc.(a)	62,014	3,559,604
Amedisys, Inc.(a)	145,104	8,694,632
AMN Healthcare Services, Inc.(a)	248,250	8,999,062
BioTelemetry, Inc.(a)	147,580	4,257,683
Chemed Corp.	84,858	17,367,038
Community Health Systems, Inc.(a)	592,220	5,241,147
Corvel Corp.(a)	50,748	2,364,857
Cross Country Healthcare, Inc.(a)	164,051	1,894,789
Diplomat Pharmacy, Inc.(a)	225,750	3,869,355
Ensign Group, Inc. (The)	248,878	4,574,378
HealthEquity, Inc.(a)	228,530	10,466,674
Kindred Healthcare, Inc.	442,825	4,339,685
Landauer, Inc.	50,056	2,445,236
LHC Group, Inc.(a)	77,530	4,667,306
Magellan Health, Inc.(a)	122,756	8,439,475
PharMerica Corp.(a)	160,169	3,956,174
Providence Service Corp. (The)(a)	63,370	2,961,914
Quorum Health Corp.(a)	153,380	578,243
Select Medical Holdings Corp.(a)	559,060	7,491,404
Tivity Health, Inc.(a)	174,171	5,913,105
U.S. Physical Therapy, Inc.	65,140	4,120,105
Total		118,418,746
Health Care Technology 1.2%
Computer Programs & Systems, Inc.	55,611	1,857,407
HealthStream, Inc.(a)	132,239	3,685,501
HMS Holdings Corp.(a)	434,630	7,918,959
Medidata Solutions, Inc.(a)	285,162	20,297,831
Omnicell, Inc.(a)	192,225	7,669,778
Quality Systems, Inc.(a)	240,343	3,691,668
Total		45,121,144

Columbia Small Cap Index Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.4%
Albany Molecular Research, Inc.(a)	116,020	2,257,749
Cambrex Corp.(a)	168,263	9,052,549
Luminex Corp.	207,894	4,211,933
Total		15,522,231
Pharmaceuticals 1.9%
Amphastar Pharmaceuticals, Inc.(a)	186,740	3,187,652
ANI Pharmaceuticals, Inc.(a)	41,330	1,805,708
Depomed, Inc.(a)	323,030	3,385,354
Heska Corp.(a)	32,430	3,199,544
Impax Laboratories, Inc.(a)	383,630	5,850,358
Innoviva, Inc.(a)	403,310	4,928,448
Lannett Co., Inc.(a)	152,830	3,071,883
Medicines Co. (The)(a)	371,307	14,766,879
Nektar Therapeutics(a)	800,200	15,907,976
Phibro Animal Health Corp., Class A	96,380	3,397,395
Sciclone Pharmaceuticals, Inc.(a)	267,760	2,543,720
Sucampo Pharmaceuticals, Inc., Class A(a)	128,760	1,287,600
Supernus Pharmaceuticals, Inc.(a)	260,720	9,803,072
Total		73,135,589
Total Health Care		460,279,901
Industrials 18.3%
Aerospace & Defense 1.7%
AAR Corp.	166,073	5,802,591
Aerojet Rocketdyne Holdings, Inc.(a)	389,097	8,521,224
Aerovironment, Inc.(a)	107,059	3,323,111
Axon Enterprise, Inc.(a)	271,960	6,529,760
Cubic Corp.	129,707	6,011,919
Engility Holdings, Inc.(a)	91,826	2,417,779
Mercury Systems, Inc.(a)	249,399	9,918,598
Moog, Inc., Class A(a)	167,694	11,745,288
National Presto Industries, Inc.	25,667	2,732,252
Triumph Group, Inc.	257,870	8,406,562
Total		65,409,084
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.(a)	130,705	6,365,333
Echo Global Logistics, Inc.(a)	142,170	2,651,471
Forward Air Corp.	157,249	8,197,390
HUB Group, Inc., Class A(a)	174,107	6,241,736
Total		23,455,930
Airlines 0.9%
Allegiant Travel Co.	68,362	9,365,594
Hawaiian Holdings, Inc.(a)	278,020	13,928,802
Skywest, Inc.	269,699	9,250,676
Total		32,545,072
Building Products 1.9%
AAON, Inc.	205,369	7,429,224
American Woodmark Corp.(a)	72,620	6,739,136
Apogee Enterprises, Inc.	149,010	7,939,253
Gibraltar Industries, Inc.(a)	164,277	5,109,015
Griffon Corp.	162,275	3,521,367
Insteel Industries, Inc.	90,860	2,885,714
Patrick Industries, Inc.(a)	82,920	5,489,304
PGT, Inc.(a)	254,870	2,918,262
Quanex Building Products Corp.	178,974	3,686,864
Simpson Manufacturing Co., Inc.	210,696	8,465,765
Trex Co., Inc.(a)	152,850	9,823,669
Universal Forest Products, Inc.	105,870	9,309,149
Total		73,316,722
Commercial Services & Supplies 3.6%
ABM Industries, Inc.	288,918	12,435,031
Brady Corp., Class A	247,686	8,891,927
Brink’s Co. (The)	234,270	14,782,437
Essendant, Inc.	194,924	3,138,276
Healthcare Services Group, Inc.	378,756	18,131,050
Interface, Inc.	334,119	6,866,145
LSC Communications, Inc.	168,796	3,590,291
Matthews International Corp., Class A	167,770	10,695,338
Mobile Mini, Inc.	230,349	6,449,772
Multi-Color Corp.	68,760	5,906,484
RR Donnelley & Sons Co.	363,263	4,330,095
Team, Inc.(a)	153,430	3,935,480

6	Columbia Small Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tetra Tech, Inc.	298,154	13,700,176
U.S. Ecology, Inc.	113,390	5,672,335
Unifirst Corp.	80,292	11,377,376
Viad Corp.	105,642	4,664,094
Total		134,566,307
Construction & Engineering 0.4%
Aegion Corp.(a)	175,778	3,478,647
Comfort Systems U.S.A., Inc.	193,553	6,667,901
MYR Group, Inc.(a)	83,570	2,453,615
Orion Group Holdings, Inc.(a)	143,988	1,026,634
Total		13,626,797
Electrical Equipment 0.5%
AZZ, Inc.	135,005	7,324,021
Encore Wire Corp.	107,864	4,460,176
General Cable Corp.	257,860	4,267,583
Powell Industries, Inc.	44,525	1,466,208
Vicor Corp.(a)	83,169	1,409,715
Total		18,927,703
Industrial Conglomerates 0.2%
Raven Industries, Inc.	187,660	6,352,291
Machinery 5.1%
Actuant Corp., Class A	307,874	7,989,330
Alamo Group, Inc.	49,100	4,179,883
Albany International Corp., Class A	150,332	7,261,036
Astec Industries, Inc.	99,497	5,568,847
Barnes Group, Inc.	260,380	14,734,904
Briggs & Stratton Corp.	222,674	5,295,188
Chart Industries, Inc.(a)	159,630	5,483,291
CIRCOR International, Inc.	85,162	5,489,543
EnPro Industries, Inc.	111,393	7,442,166
ESCO Technologies, Inc.	133,802	7,706,995
Federal Signal Corp.	310,656	4,871,086
Franklin Electric Co., Inc.	200,256	7,649,779
Greenbrier Companies, Inc. (The)	147,570	6,529,973
Harsco Corp.(a)	417,090	6,214,641
Hillenbrand, Inc.	331,325	11,828,302
John Bean Technologies Corp.	163,638	14,121,959
Lindsay Corp.	55,298	4,721,343
Common Stocks (continued)
Issuer	Shares	Value ($)
Lydall, Inc.(a)	89,648	4,522,742
Mueller Industries, Inc.	299,640	8,473,819
Proto Labs, Inc.(a)	126,950	8,124,800
SPX Corp.(a)	219,650	5,291,369
SPX FLOW, Inc.(a)	220,020	8,213,347
Standex International Corp.	66,318	5,829,352
Tennant Co.	92,050	6,443,500
Titan International, Inc.	252,360	2,616,973
Wabash National Corp.	311,900	6,234,881
Watts Water Technologies, Inc., Class A	144,665	8,983,696
Total		191,822,745
Marine 0.2%
Matson, Inc.	224,300	6,563,018
Professional Services 1.9%
CDI Corp.(a)	71,814	434,475
Exponent, Inc.	133,150	7,895,795
Heidrick & Struggles International, Inc.	96,662	2,083,066
Insperity, Inc.	97,232	7,336,154
Kelly Services, Inc., Class A	152,089	3,533,028
Korn/Ferry International	298,697	9,591,161
Navigant Consulting, Inc.(a)	243,992	4,755,404
On Assignment, Inc.(a)	251,982	13,203,857
Resources Connection, Inc.	154,617	1,940,443
TrueBlue, Inc.(a)	219,431	5,891,722
Wageworks, Inc.(a)	192,300	13,605,225
Total		70,270,330
Road & Rail 0.7%
ArcBest Corp.	123,895	2,329,226
Heartland Express, Inc.	225,306	4,382,202
Knight Transportation, Inc.	346,799	11,565,747
Marten Transport Ltd.	120,530	2,983,117
Roadrunner Transportation Systems, Inc.(a)	157,500	1,000,125
Saia, Inc.(a)	132,330	6,113,646
Total		28,374,063

Columbia Small Cap Index Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.6%
Applied Industrial Technologies, Inc.	202,811	12,523,579
DXP Enterprises, Inc.(a)	80,260	2,875,716
Kaman Corp.	140,921	6,807,894
Veritiv Corp.(a)	59,930	2,648,906
Total		24,856,095
Total Industrials		690,086,157
Information Technology 14.9%
Communications Equipment 1.7%
ADTRAN, Inc.	252,390	4,858,507
Applied Optoelectronics, Inc.(a)	90,440	6,314,521
Bel Fuse, Inc., Class B	45,180	1,084,320
Black Box Corp.	78,793	646,103
CalAmp Corp.(a)	184,205	3,481,475
Comtech Telecommunications Corp.	122,377	1,765,900
Digi International, Inc.(a)	137,487	1,313,001
Harmonic, Inc.(a)	414,966	2,095,578
Lumentum Holdings, Inc.(a)	288,550	16,461,777
NETGEAR, Inc.(a)	171,305	7,186,245
Oclaro, Inc.(a)	660,630	5,866,394
Viavi Solutions, Inc.(a)	1,198,060	13,454,214
Total		64,528,035
Electronic Equipment, Instruments & Components 3.8%
Agilysys, Inc.(a)	78,544	778,371
Anixter International, Inc.(a)	148,151	11,185,401
Badger Meter, Inc.	151,436	5,936,291
Benchmark Electronics, Inc.(a)	258,161	8,338,600
CTS Corp.	170,427	3,587,488
Daktronics, Inc.	208,603	2,071,428
Electro Scientific Industries, Inc.(a)	169,943	1,420,724
ePlus, Inc.(a)	68,500	5,394,375
Fabrinet (a)	192,230	6,772,263
FARO Technologies, Inc.(a)	86,776	3,015,466
II-VI, Inc.(a)	283,123	8,493,690
Insight Enterprises, Inc.(a)	184,584	7,667,619
Itron, Inc.(a)	173,460	11,734,569
Methode Electronics, Inc.	191,361	7,683,144
MTS Systems Corp.	86,741	4,497,521
Common Stocks (continued)
Issuer	Shares	Value ($)
OSI Systems, Inc.(a)	94,607	7,491,928
Park Electrochemical Corp.	98,947	1,672,204
Plexus Corp.(a)	175,254	9,109,703
Rogers Corp.(a)	93,816	9,964,198
Sanmina Corp.(a)	386,460	14,144,436
Scansource, Inc.(a)	131,365	4,991,870
TTM Technologies, Inc.(a)	438,733	7,125,024
Total		143,076,313
Internet Software & Services 1.0%
Blucora, Inc.(a)	201,409	4,128,884
DHI Group, Inc.(a)	258,135	735,685
Liquidity Services, Inc.(a)	127,370	789,694
LivePerson, Inc.(a)	277,432	2,649,476
NIC, Inc.	322,715	6,534,979
QuinStreet, Inc.(a)	186,649	725,131
Shutterstock, Inc.(a)	98,740	4,597,334
SPS Commerce, Inc.(a)	89,370	5,197,759
Stamps.com, Inc.(a)	81,510	11,240,229
XO Group, Inc.(a)	128,627	2,123,632
Total		38,722,803
IT Services 1.7%
CACI International, Inc., Class A(a)	126,889	15,620,036
Cardtronics PLC, Class A(a)	237,038	8,118,552
CSG Systems International, Inc.	170,847	6,815,087
ExlService Holdings, Inc.(a)	174,260	9,125,996
Forrester Research, Inc.	52,120	2,053,528
Mantech International Corp., Class A	132,940	5,091,602
Perficient, Inc.(a)	184,253	3,182,049
Sykes Enterprises, Inc.(a)	205,283	6,842,082
TeleTech Holdings, Inc.	82,205	3,497,823
Virtusa Corp.(a)	143,368	4,160,539
Total		64,507,294
Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc.(a)	206,683	15,900,123
Brooks Automation, Inc.	361,639	9,963,154
Cabot Microelectronics Corp.	130,197	9,828,572
Ceva, Inc.(a)	110,445	4,666,301
Cohu, Inc.	129,886	2,380,810

8	Columbia Small Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diodes, Inc.(a)	198,497	5,083,508
DSP Group, Inc.(a)	112,473	1,332,805
Kopin Corp.(a)	315,889	1,089,817
Kulicke & Soffa Industries, Inc.(a)	369,105	8,175,676
MaxLinear, Inc., Class A(a)	271,700	8,463,455
MKS Instruments, Inc.	279,986	22,888,856
Nanometrics, Inc.(a)	130,880	3,638,464
Power Integrations, Inc.	153,014	10,244,287
Rambus, Inc.(a)	578,320	6,847,309
Rudolph Technologies, Inc.(a)	162,505	3,883,870
Semtech Corp.(a)	341,430	13,042,626
Veeco Instruments, Inc.(a)	248,644	7,819,854
Xperi Corp.	255,154	7,820,470
Total		143,069,957
Software 2.3%
8x8, Inc.(a)	473,020	6,456,723
Blackbaud, Inc.	247,250	20,454,992
Bottomline Technologies de, Inc.(a)	196,722	4,920,017
Ebix, Inc.	113,058	6,257,760
Gigamon, Inc.(a)	159,780	6,095,607
MicroStrategy, Inc., Class A(a)	48,899	8,917,222
Monotype Imaging Holdings, Inc.	214,681	4,197,014
Progress Software Corp.	253,513	7,402,580
Qualys, Inc.(a)	153,200	6,434,400
Synchronoss Technologies, Inc.(a)	222,528	2,843,908
TiVo Corp.	628,900	11,194,420
VASCO Data Security International, Inc.(a)	156,823	2,148,475
Total		87,323,118
Technology Hardware, Storage & Peripherals 0.6%
Cray, Inc.(a)	211,900	3,761,225
Electronics for Imaging, Inc.(a)	241,528	11,453,258
Super Micro Computer, Inc.(a)	195,962	4,820,665
Total		20,035,148
Total Information Technology		561,262,668
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 5.0%
Chemicals 2.9%
A. Schulman, Inc.	153,083	4,485,332
AdvanSix, Inc.(a)	158,320	4,554,867
American Vanguard Corp.	134,401	2,264,657
Balchem Corp.	165,272	13,010,212
Calgon Carbon Corp.	263,446	3,701,416
Flotek Industries, Inc.(a)	281,725	2,783,443
FutureFuel Corp.	118,260	1,601,240
Hawkins, Inc.	49,777	2,342,008
HB Fuller Co.	261,303	13,261,127
Ingevity Corp.(a)	219,000	12,936,330
Innophos Holdings, Inc.	101,220	4,280,594
Innospec, Inc.	125,210	8,013,440
Koppers Holdings, Inc.(a)	107,492	3,875,087
Kraton Performance Polymers, Inc.(a)	160,825	5,194,648
LSB Industries, Inc.(a)	106,385	935,124
Quaker Chemical Corp.	69,083	9,629,479
Rayonier Advanced Materials, Inc.	225,070	3,913,967
Stepan Co.	101,209	8,564,306
Tredegar Corp.	132,038	2,086,200
Total		107,433,477
Construction Materials 0.1%
US Concrete, Inc.(a)	76,100	5,030,210
Containers & Packaging —%
Myers Industries, Inc.	113,629	1,920,330
Metals & Mining 0.9%
AK Steel Holding Corp.(a)	1,637,485	9,988,658
Century Aluminum Co.(a)	258,704	3,730,512
Haynes International, Inc.	65,074	2,329,649
Kaiser Aluminum Corp.	90,939	7,489,736
Materion Corp.	103,779	3,549,242
Olympic Steel, Inc.	47,334	779,591
SunCoke Energy, Inc.(a)	333,857	2,917,910
TimkenSteel Corp.(a)	202,430	2,651,833
Total		33,437,131

Columbia Small Cap Index Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.1%
Boise Cascade Co.(a)	199,500	5,376,525
Clearwater Paper Corp.(a)	85,641	3,969,460
Deltic Timber Corp.	55,020	3,733,657
KapStone Paper and Packaging Corp.	457,668	9,670,525
Neenah Paper, Inc.	87,415	6,818,370
PH Glatfelter Co.	226,579	4,153,193
Schweitzer-Mauduit International, Inc.	159,757	5,955,741
Total		39,677,471
Total Materials		187,498,619
Real Estate 6.2%
Equity Real Estate Investment Trusts (REITS) 5.9%
Acadia Realty Trust	440,622	11,962,887
Agree Realty Corp.	136,055	6,194,584
American Assets Trust, Inc.	212,540	8,299,687
CareTrust REIT, Inc.	376,576	6,872,512
CBL & Associates Properties, Inc.	888,600	6,833,334
Cedar Realty Trust, Inc.	395,466	1,973,375
Chesapeake Lodging Trust	312,640	7,206,352
Coresite Realty Corp.	176,480	18,579,815
DiamondRock Hospitality Co.	1,041,418	11,549,326
EastGroup Properties, Inc.	173,302	14,113,715
Four Corners Property Trust, Inc.	311,494	7,668,982
Franklin Street Properties Corp.	557,795	6,275,194
Getty Realty Corp.	140,276	3,527,941
Government Properties Income Trust	370,055	7,993,188
Hersha Hospitality Trust	217,290	4,043,767
Independence Realty Trust, Inc.	308,630	2,965,934
Kite Realty Group Trust	434,590	7,809,582
Lexington Realty Trust	1,125,309	10,814,220
LTC Properties, Inc.	205,911	9,924,910
Parkway, Inc.	222,260	4,431,864
Pennsylvania Real Estate Investment Trust	361,434	3,867,344
PS Business Parks, Inc.	101,640	12,835,099
Ramco-Gershenson Properties Trust	411,670	5,182,925
Retail Opportunity Investments Corp.	568,550	11,234,548
Sabra Health Care REIT, Inc.	339,611	7,957,086
Saul Centers, Inc.	61,222	3,508,021
Summit Hotel Properties, Inc.	533,150	9,543,385
Common Stocks (continued)
Issuer	Shares	Value ($)
Universal Health Realty Income Trust	65,036	4,665,683
Urstadt Biddle Properties, Inc., Class A	154,646	2,894,973
Total		220,730,233
Real Estate Management & Development 0.3%
Forestar Group, Inc.(a)	171,336	2,424,404
HFF, Inc., Class A	182,947	5,706,117
RE/MAX Holdings, Inc., Class A	91,830	4,880,765
Total		13,011,286
Total Real Estate		233,741,519
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.9%
ATN International, Inc.	55,424	3,626,946
Cincinnati Bell, Inc.(a)	219,152	3,725,584
Cogent Communications Holdings, Inc.	212,980	8,391,412
Consolidated Communications Holdings, Inc.	263,240	5,243,741
General Communication, Inc., Class A(a)	137,742	5,095,077
Iridium Communications, Inc.(a)	419,050	4,148,595
Lumos Networks Corp.(a)	122,634	2,197,601
Total		32,428,956
Wireless Telecommunication Services —%
Spok Holdings, Inc.	106,799	1,858,303
Total Telecommunication Services		34,287,259
Utilities 2.8%
Electric Utilities 0.8%
Allete, Inc.	260,351	19,107,160
El Paso Electric Co.	210,975	11,392,650
Total		30,499,810
Gas Utilities 1.1%
Northwest Natural Gas Co.	148,925	9,121,656
South Jersey Industries, Inc.	413,426	15,052,841
Spire, Inc.	250,487	17,747,004
Total		41,921,501
Multi-Utilities 0.4%
Avista Corp.	334,544	14,331,865

10	Columbia Small Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.5%
American States Water Co.	190,324	8,714,936
California Water Service Group	249,550	8,646,907
Total		17,361,843
Total Utilities		104,115,019
Total Common Stocks (Cost $2,645,297,430)		3,654,903,635

Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core S&P Small-Cap ETF	530,020	36,216,267
Total Exchange-Traded Funds (Cost $28,888,746)		36,216,267

Rights —%
Issuer	Shares	Value ($)
Information Technology —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc.(a),(b),(c)	112,391	0
Total Information Technology		0
Total Rights (Cost $—)		0

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(d),(e)	62,378,372	62,378,372
Total Money Market Funds (Cost $62,376,184)		62,378,372
Total Investments (Cost: $2,736,562,360)		3,753,498,274
Other Assets & Liabilities, Net		8,447,556
Net Assets		3,761,945,830

At May 31, 2017, securities and/or cash totaling $3,477,300 were pledged as collateral.
Investments in derivatives
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	886	USD	60,651,130	06/2017	323,968	—
Russell 2000 Mini	174	USD	11,911,170	06/2017	62,541	—
Total			72,562,300		386,509	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2017, the value of these securities rounds to zero, which represents less than 0.01% of net assets.
(c)	Negligible market value.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2017.
Columbia Small Cap Index Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	47,799,110	159,388,257	(144,808,995)	62,378,372	(4,786)	136,884	62,378,372
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,736,562,000	1,234,527,000	(217,591,000)	1,016,936,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
12	Columbia Small Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	562,840,194	—	—	—	562,840,194
Consumer Staples	115,138,809	—	—	—	115,138,809
Energy	100,863,971	—	—	—	100,863,971
Financials	604,789,519	—	—	—	604,789,519
Health Care	460,279,901	—	—	—	460,279,901
Industrials	690,086,157	—	—	—	690,086,157
Information Technology	561,262,668	—	—	—	561,262,668
Materials	187,498,619	—	—	—	187,498,619
Real Estate	233,741,519	—	—	—	233,741,519
Telecommunication Services	34,287,259	—	—	—	34,287,259
Utilities	104,115,019	—	—	—	104,115,019
Total Common Stocks	3,654,903,635	—	—	—	3,654,903,635
Exchange-Traded Funds	36,216,267	—	—	—	36,216,267
Rights
Information Technology	—	—	0*	—	0*
Money Market Funds	—	—	—	62,378,372	62,378,372
Total Investments	3,691,119,902	—	0*	62,378,372	3,753,498,274
Derivatives
Asset
Futures Contracts	386,509	—	—	—	386,509
Total	3,691,506,411	—	0*	62,378,372	3,753,884,783

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Small Cap Index Fund | Quarterly Report 2017	13

Portfolio of Investments
Columbia Small Cap Value Fund II, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 93.3%
Issuer	Shares	Value ($)
Consumer Discretionary 9.3%
Auto Components 1.7%
Cooper-Standard Holding, Inc.(a)	140,000	15,121,400
Tower International, Inc.	480,000	11,136,000
Total		26,257,400
Diversified Consumer Services 1.1%
Adtalem Global Education, Inc.	260,000	9,724,000
Capella Education Co.	90,000	7,789,500
Total		17,513,500
Hotels, Restaurants & Leisure 1.9%
Dave & Buster’s Entertainment, Inc.(a)	243,000	16,208,100
Red Robin Gourmet Burgers, Inc.(a)	195,000	14,054,625
Total		30,262,725
Household Durables 0.8%
William Lyon Homes, Inc., Class A(a)	555,000	12,570,750
Media 0.5%
AMC Entertainment Holdings, Inc., Class A	380,000	8,550,000
Specialty Retail 3.3%
Aaron’s, Inc.	400,000	14,608,000
Children’s Place, Inc. (The)	148,000	16,013,600
Genesco, Inc.(a)	234,000	8,704,800
Restoration Hardware Holdings, Inc.(a)	220,000	12,344,200
Total		51,670,600
Total Consumer Discretionary		146,824,975
Consumer Staples 1.2%
Food & Staples Retailing 0.6%
United Natural Foods, Inc.(a)	250,000	9,985,000
Food Products 0.6%
Hostess Brands, Inc.(a)	610,000	9,601,400
Total Consumer Staples		19,586,400
Energy 4.4%
Energy Equipment & Services 2.0%
C&J Energy Services, Inc.(a)	180,000	6,076,800
Keane Group, Inc.(a)	645,000	9,920,100
Patterson-UTI Energy, Inc.	750,000	15,990,000
Total		31,986,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.4%
Aegean Marine Petroleum Network, Inc.	669,600	3,080,160
Arch Coal, Inc.	160,000	11,323,200
Extraction Oil & Gas, Inc.(a)	395,000	5,624,800
Oasis Petroleum, Inc.(a)	1,075,000	10,492,000
PBF Energy, Inc., Class A	370,000	7,148,400
Total		37,668,560
Total Energy		69,655,460
Financials 28.1%
Banks 17.4%
Ameris Bancorp	420,000	18,207,000
Cathay General Bancorp	410,000	14,555,000
Community Bank System, Inc.	405,000	21,772,800
Customers Bancorp, Inc.(a)	570,000	15,931,500
Hancock Holding Co.	415,000	19,173,000
Hope Bancorp, Inc.	830,000	14,450,300
Independent Bank Corp.	325,000	19,646,250
MB Financial, Inc.	235,000	9,677,300
Prosperity Bancshares, Inc.	215,000	13,467,600
Renasant Corp.	468,600	18,720,570
Sandy Spring Bancorp, Inc.	540,000	20,719,800
Sterling Bancorp	1,050,000	22,522,500
UMB Financial Corp.	234,100	16,394,023
Union Bankshares Corp.	625,000	21,000,000
Western Alliance Bancorp(a)	258,800	11,832,336
Wintrust Financial Corp.	230,000	15,814,800
Total		273,884,779
Capital Markets 2.3%
Evercore Partners, Inc., Class A	100,000	6,780,000
Houlihan Lokey, Inc.	380,000	12,756,600
Moelis & Co., ADR, Class A	310,881	10,911,923
Stifel Financial Corp.(a)	135,000	5,755,050
Total		36,203,573
Consumer Finance 1.7%
Encore Capital Group, Inc.(a)	355,000	12,851,000
SLM Corp.(a)	1,400,000	14,546,000
Total		27,397,000

Columbia Small Cap Value Fund II | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.8%
American Equity Investment Life Holding Co.	570,000	14,284,200
AMERISAFE, Inc.	190,000	9,842,000
Argo Group International Holdings Ltd.	270,000	16,713,000
CNO Financial Group, Inc.	515,000	10,552,350
MBIA, Inc.(a)	955,000	7,821,450
Total		59,213,000
Thrifts & Mortgage Finance 2.9%
BofI Holding, Inc.(a)	450,200	9,994,440
MGIC Investment Corp.(a)	1,800,000	19,044,000
WSFS Financial Corp.	360,000	15,876,000
Total		44,914,440
Total Financials		441,612,792
Health Care 5.9%
Biotechnology 0.4%
bluebird bio, Inc.(a)	86,000	6,480,100
Health Care Equipment & Supplies 2.0%
Merit Medical Systems, Inc.(a)	645,537	22,916,563
Wright Medical Group NV(a)	290,000	7,748,800
Total		30,665,363
Health Care Providers & Services 3.5%
Almost Family, Inc.(a)	271,319	15,573,711
LHC Group, Inc.(a)	290,000	17,458,000
Molina Healthcare, Inc.(a)	200,000	12,914,000
Tenet Healthcare Corp.(a)	545,000	9,014,300
Total		54,960,011
Total Health Care		92,105,474
Industrials 12.2%
Aerospace & Defense 0.5%
Curtiss-Wright Corp.	80,000	7,202,400
Air Freight & Logistics 0.3%
XPO Logistics, Inc.(a)	76,771	4,038,154
Airlines 1.0%
Skywest, Inc.	450,000	15,435,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	400,000	17,216,000
Deluxe Corp.	240,000	16,358,400
Total		33,574,400
Construction & Engineering 2.8%
EMCOR Group, Inc.	240,000	15,124,800
Granite Construction, Inc.	320,000	14,995,200
MasTec, Inc.(a)	345,000	14,628,000
Total		44,748,000
Machinery 4.0%
Barnes Group, Inc.	355,000	20,089,450
Franklin Electric Co., Inc.	245,000	9,359,000
Kennametal, Inc.	447,000	17,196,090
Oshkosh Corp.	166,000	10,477,920
REV Group, Inc.	230,000	6,175,500
Total		63,297,960
Trading Companies & Distributors 1.5%
Neff Corp. Class A(a),(b)	650,000	11,050,000
Triton International Ltd.	430,000	12,048,600
Total		23,098,600
Total Industrials		191,394,514
Information Technology 11.3%
Communications Equipment 1.1%
Finisar Corp.(a)	265,000	6,534,900
Oclaro, Inc.(a)	1,140,000	10,123,200
Total		16,658,100
Electronic Equipment, Instruments & Components 3.2%
II-VI, Inc.(a)	285,000	8,550,000
Rogers Corp.(a)	131,335	13,949,090
SYNNEX Corp.	140,000	15,576,400
TTM Technologies, Inc.(a)	765,000	12,423,600
Total		50,499,090
IT Services 1.0%
Science Applications International Corp.	200,688	15,250,281

2	Columbia Small Cap Value Fund II | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.6%
Brooks Automation, Inc.	685,000	18,871,750
Cirrus Logic, Inc.(a)	120,000	7,914,000
Cohu, Inc.	149,856	2,746,861
Cypress Semiconductor Corp.	960,000	13,430,400
Entegris, Inc.(a)	526,400	13,002,080
Formfactor, Inc.(a)	670,000	9,849,000
Ichor Holdings Ltd.(a)	345,000	8,100,600
Kulicke & Soffa Industries, Inc.(a)	665,000	14,729,750
Total		88,644,441
Software 0.4%
Ebix, Inc.	105,000	5,811,750
Total Information Technology		176,863,662
Materials 7.4%
Chemicals 2.9%
Cabot Corp.	155,000	8,095,650
Olin Corp.	520,000	15,256,800
Orion Engineered Carbons SA	588,644	10,271,838
Platform Specialty Products Corp.(a)	930,000	11,606,400
Total		45,230,688
Construction Materials 0.7%
US Concrete, Inc.(a)	175,000	11,567,500
Metals & Mining 2.1%
AK Steel Holding Corp.(a)	1,600,000	9,760,000
Carpenter Technology Corp.	410,000	14,952,700
Materion Corp.	262,000	8,960,400
Total		33,673,100
Paper & Forest Products 1.7%
KapStone Paper and Packaging Corp.	520,000	10,987,600
Neenah Paper, Inc.	200,000	15,600,000
Total		26,587,600
Total Materials		117,058,888
Real Estate 8.3%
Equity Real Estate Investment Trusts (REITS) 8.3%
American Assets Trust, Inc.	395,000	15,424,750
Brandywine Realty Trust	510,000	8,889,300
Chesapeake Lodging Trust	440,000	10,142,000
First Industrial Realty Trust, Inc.	715,000	20,649,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Highwoods Properties, Inc.	245,000	12,348,000
Hudson Pacific Properties, Inc.	400,000	13,104,000
LaSalle Hotel Properties	420,000	11,949,000
Mack-Cali Realty Corp.	480,000	12,772,800
PS Business Parks, Inc.	135,000	17,047,800
Sunstone Hotel Investors, Inc.	500,000	7,805,000
Total		130,131,850
Total Real Estate		130,131,850
Utilities 5.2%
Gas Utilities 4.2%
New Jersey Resources Corp.	500,000	20,950,000
ONE Gas, Inc.	150,000	10,597,500
South Jersey Industries, Inc.	535,000	19,479,350
Southwest Gas Corp.	185,000	14,720,450
Total		65,747,300
Multi-Utilities 1.0%
Black Hills Corp.	230,000	15,994,200
Total Utilities		81,741,500
Total Common Stocks (Cost $1,074,385,417)		1,466,975,515

Exchange-Traded Funds 1.8%
	Shares	Value ($)
iShares Russell 2000 Value ETF	250,000	28,742,500
Total Exchange-Traded Funds (Cost $28,600,000)		28,742,500

Money Market Funds 3.5%

Columbia Short-Term Cash Fund, 0.916%(b),(c)	54,272,591	54,272,591
Total Money Market Funds (Cost $54,271,206)		54,272,591
Total Investments (Cost: $1,157,256,623)		1,549,990,606
Other Assets & Liabilities, Net		21,482,066
Net Assets		1,571,472,672

Columbia Small Cap Value Fund II | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	46,400,149	143,035,418	(135,162,976)	54,272,591	(1,241)	105,293	54,272,591
Neff Corp. Class A	610,000	95,000	(55,000)	650,000	276,052	—	11,050,000
Total	47,010,149	143,130,418	(135,217,976)	54,922,591	274,811	105,293	65,322,591

(c)	The rate shown is the seven-day current annualized yield at May 31, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,157,257,000	429,804,000	(37,070,000)	392,734,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
4	Columbia Small Cap Value Fund II | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	146,824,975	—	—	—	146,824,975
Consumer Staples	19,586,400	—	—	—	19,586,400
Energy	69,655,460	—	—	—	69,655,460
Financials	441,612,792	—	—	—	441,612,792
Health Care	92,105,474	—	—	—	92,105,474
Industrials	191,394,514	—	—	—	191,394,514
Information Technology	176,863,662	—	—	—	176,863,662
Materials	117,058,888	—	—	—	117,058,888
Real Estate	130,131,850	—	—	—	130,131,850
Utilities	81,741,500	—	—	—	81,741,500
Total Common Stocks	1,466,975,515	—	—	—	1,466,975,515
Exchange-Traded Funds	28,742,500	—	—	—	28,742,500
Money Market Funds	—	—	—	54,272,591	54,272,591
Total Investments	1,495,718,015	—	—	54,272,591	1,549,990,606
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
Columbia Small Cap Value Fund II | Quarterly Report 2017	5

Portfolio of Investments
Columbia Overseas Value Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.5%
Issuer	Shares	Value ($)
Australia 2.7%
Fortescue Metals Group Ltd.	1,530,790	5,504,891
Macquarie Group Ltd.	92,667	6,174,494
National Australia Bank Ltd.	374,787	8,364,012
Total		20,043,397
Belgium 1.1%
KBC Group NV	111,704	8,404,826
Canada 1.0%
Cott Corp.	574,295	7,575,924
China 2.0%
58.Com, Inc., ADR(a)	76,932	3,308,076
Tencent Holdings Ltd.	169,800	5,835,579
WH Group Ltd.	5,818,000	5,450,416
Total		14,594,071
Denmark 1.3%
Novo Nordisk A/S, Class B	226,024	9,605,623
Finland 1.7%
UPM-Kymmene OYJ	437,207	12,327,519
France 11.6%
Aperam SA	169,313	8,115,734
AXA SA	675,968	18,026,927
BNP Paribas SA	260,205	18,362,357
Casino Guichard Perrachon SA	99,185	6,115,811
CNP Assurances	204,312	4,493,880
Sanofi	128,802	12,757,286
Total SA	173,872	9,232,729
VINCI SA	108,307	9,457,145
Total		86,561,869
Germany 5.2%
Allianz SE, Registered Shares	110,036	21,124,756
BASF SE	45,966	4,329,152
Continental AG	27,401	6,094,617
Duerr AG	64,293	7,012,180
Total		38,560,705
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 2.0%
Amarin Corp. PLC, ADR(a)	214,691	631,191
Bank of Ireland(a)	18,076,391	4,893,771
Smurfit Kappa Group PLC	329,800	9,282,392
Total		14,807,354
Israel 2.7%
Bank Hapoalim BM	1,827,997	12,164,723
Bezeq Israeli Telecommunication Corp., Ltd. (The)	4,719,493	8,216,303
Total		20,381,026
Italy 1.2%
Esprinet SpA	471,472	3,392,266
Intesa Sanpaolo SpA	2,015,694	5,769,509
Total		9,161,775
Japan 21.7%
CyberAgent, Inc.	79,700	2,873,192
CYBERDYNE, Inc.(a)	101,000	1,393,191
Daito Trust Construction Co., Ltd.	14,600	2,302,695
Dexerials Corp.(a)	398,600	3,435,177
Hitachi Capital Corp.	399,100	9,261,063
Hoya Corp.	139,100	6,846,052
Invincible Investment Corp.	8,183	3,848,128
ITOCHU Corp.	749,600	10,639,374
Keyence Corp.	10,300	4,673,854
Koito Manufacturing Co., Ltd.	134,400	7,085,962
Matsumotokiyoshi Holdings Co., Ltd.	118,700	6,947,887
Mitsubishi UFJ Financial Group, Inc.	1,874,831	11,633,891
Mitsui Chemicals, Inc.	2,014,000	10,014,547
Nihon M&A Center, Inc.	132,200	5,225,829
Nippon Telegraph & Telephone Corp.	258,800	12,446,136
ORIX Corp.	787,400	12,426,227
Shinmaywa Industries Ltd.	555,000	4,445,285
Sony Corp.	157,200	5,740,006
Starts Corp., Inc.	288,900	7,053,865
Subaru Corp.	271,800	9,190,660
Sumitomo Mitsui Financial Group, Inc.	337,400	12,082,111
Takuma Co., Ltd.	611,245	5,740,559
Toyota Motor Corp.	116,600	6,257,283
Total		161,562,974

Columbia Overseas Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 4.3%
ING Groep NV	1,027,202	17,181,671
Koninklijke Ahold Delhaize NV	385,308	8,496,561
Refresco Group NV	214,953	4,246,203
TKH Group NV	43,120	2,163,278
Total		32,087,713
Norway 2.3%
BW LPG Ltd.	1,594,094	6,475,011
Kongsberg Automotive ASA(a)	8,487,466	6,619,767
Tanker Investments Ltd.(a)	789,436	4,045,611
Total		17,140,389
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(b)	3,582,817	120,743
Russian Federation 0.9%
Sberbank of Russia PJSC, ADR	573,644	6,396,131
Singapore 2.4%
Broadcom Ltd.	33,090	7,924,393
DBS Group Holdings Ltd.	693,300	10,243,078
Total		18,167,471
South Korea 2.3%
GS Home Shopping, Inc.	16,364	3,233,692
Hyundai Home Shopping Network Corp.	35,998	4,404,917
Youngone Corp.	282,172	9,272,857
Total		16,911,466
Spain 4.2%
ACS Actividades de Construccion y Servicios SA	314,534	12,566,237
Banco Santander SA	872,019	5,662,964
Endesa SA	311,333	7,769,379
Tecnicas Reunidas SA	146,713	5,651,334
Total		31,649,914
Sweden 1.9%
Granges AB	709,375	6,651,870
Hemfosa Fastigheter AB	734,970	7,636,030
Total		14,287,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 3.6%
Autoneum Holding AG	14,408	4,094,577
Novartis AG, Registered Shares	146,909	12,028,170
UBS AG	327,742	5,211,116
Wizz Air Holdings PLC(a)	184,800	5,426,428
Total		26,760,291
Thailand 0.8%
PTT PCL, Foreign Registered Shares	487,600	5,632,435
United Kingdom 16.1%
BP PLC	678,252	4,078,464
Crest Nicholson Holdings PLC	1,197,963	9,747,304
DCC PLC	50,223	4,772,352
HSBC Holdings PLC	1,624,999	14,145,246
Inchcape PLC	776,365	8,172,516
Intermediate Capital Group PLC	378,619	4,305,116
John Wood Group PLC	861,658	7,943,508
Legal & General Group PLC	3,909,787	12,684,595
Paysafe Group PLC(a)	1,829,313	11,796,682
Royal Dutch Shell PLC, Class B	1,135,271	31,353,845
Tullett Prebon PLC, Registered Shares	1,826,853	11,234,734
Total		120,234,362
United States 2.5%
ACADIA Pharmaceuticals, Inc.(a)	42,365	1,089,204
Aerie Pharmaceuticals, Inc.(a)	20,952	1,161,789
Alexion Pharmaceuticals, Inc.(a)	16,146	1,582,792
BioMarin Pharmaceutical, Inc.(a)	9,850	863,254
bluebird bio, Inc.(a)	17,737	1,336,483
Flex Pharma, Inc.(a)	216,716	760,673
Insmed, Inc.(a)	54,299	837,291
PTC Therapeutics, Inc.(a)	81,842	1,025,480
Puma Biotechnology, Inc.(a)	18,615	1,424,048
Quotient Ltd.(a)	602,973	4,480,089
TESARO, Inc.(a)	12,243	1,828,002
Ultragenyx Pharmaceutical, Inc.(a)	16,168	870,647
Vertex Pharmaceuticals, Inc.(a)	9,053	1,118,951
Total		18,378,703
Total Common Stocks (Cost $700,168,507)		711,354,581

2	Columbia Overseas Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2017 (Unaudited)
Exchange-Traded Funds 3.4%
	Shares	Value ($)
United States 3.4%
iShares MSCI EAFE ETF	378,781	25,022,272
Total Exchange-Traded Funds (Cost $24,343,800)		25,022,272

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 0.916%(c),(d)	4,153,388	4,153,388
Total Money Market Funds (Cost $4,153,388)		4,153,388
Total Investments (Cost $728,665,695)		740,530,241
Other Assets & Liabilities, Net		4,136,313
Net Assets		$744,666,554
Investments in derivatives
Forward foreign currency exchange contracts open at May 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	7/13/2017	15,152,000 CAD	11,158,375 USD	—	(66,979)
Morgan Stanley	7/13/2017	34,353,000 DKK	5,202,712 USD	2,407	—
Morgan Stanley	7/13/2017	53,685,000 ILS	14,890,636 USD	—	(294,024)
Morgan Stanley	7/13/2017	20,849,030,000 KRW	18,584,622 USD	—	(50,200)
Morgan Stanley	7/13/2017	106,511,000 NOK	12,661,309 USD	47,129	—
Morgan Stanley	7/13/2017	154,219,000 THB	4,468,044 USD	—	(58,935)
Morgan Stanley	7/13/2017	22,395,422 USD	30,203,000 AUD	32,310	—
Morgan Stanley	7/13/2017	1,490,993 USD	2,007,000 AUD	—	(662)
Morgan Stanley	7/13/2017	20,098,316 USD	19,615,000 CHF	209,739	—
Morgan Stanley	7/13/2017	8,210,871 USD	7,926,000 CHF	—	(4,822)
Morgan Stanley	7/13/2017	18,642,836 USD	14,407,000 GBP	—	(55,420)
Morgan Stanley	7/13/2017	1,498,885 USD	2,163,000 NZD	32,293	—
Morgan Stanley	7/13/2017	9,714,646 USD	84,655,000 SEK	49,010	—
Morgan Stanley	7/13/2017	2,980,700 USD	4,121,000 SGD	—	(886)
Total				372,888	(531,928)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2017, the value of these securities amounted to $120,743, which represents less than 0.01% of net assets.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	1,123,018	47,848,378	(44,818,008)	4,153,388	49	5,161	4,153,388
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Overseas Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2017 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound
ILS	New Israeli Sheqel
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
728,666,000	66,557,000	(54,693,000)	11,864,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
4	Columbia Overseas Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	20,043,397	—	—	20,043,397
Belgium	—	8,404,826	—	—	8,404,826
Canada	7,575,924	—	—	—	7,575,924
China	3,308,076	11,285,995	—	—	14,594,071
Denmark	—	9,605,623	—	—	9,605,623
Finland	—	12,327,519	—	—	12,327,519
France	—	86,561,869	—	—	86,561,869
Germany	—	38,560,705	—	—	38,560,705
Ireland	631,191	14,176,163	—	—	14,807,354
Israel	—	20,381,026	—	—	20,381,026
Italy	—	9,161,775	—	—	9,161,775
Japan	—	161,562,974	—	—	161,562,974
Netherlands	—	32,087,713	—	—	32,087,713
Norway	—	17,140,389	—	—	17,140,389
Portugal	—	—	120,743	—	120,743
Russian Federation	—	6,396,131	—	—	6,396,131
Singapore	7,924,393	10,243,078	—	—	18,167,471
South Korea	—	16,911,466	—	—	16,911,466
Spain	—	31,649,914	—	—	31,649,914
Sweden	—	14,287,900	—	—	14,287,900
Switzerland	—	26,760,291	—	—	26,760,291
Thailand	—	5,632,435	—	—	5,632,435
United Kingdom	—	120,234,362	—	—	120,234,362
United States	18,378,703	—	—	—	18,378,703
Total Common Stocks	37,818,287	673,415,551	120,743	—	711,354,581
Exchange-Traded Funds	25,022,272	—	—	—	25,022,272
Money Market Funds	—	—	—	4,153,388	4,153,388
Total Investments	62,840,559	673,415,551	120,743	4,153,388	740,530,241
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	372,888	—	—	372,888
Liability
Forward Foreign Currency Exchange Contracts	—	(531,928)	—	—	(531,928)
Total	62,840,559	673,256,511	120,743	4,153,388	740,371,201
Columbia Overseas Value Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
6	Columbia Overseas Value Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Select International Equity Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.1%
Issuer	Shares	Value ($)
Australia 1.1%
CSL Ltd.	39,457	3,793,649
Belgium 2.2%
Anheuser-Busch InBev SA/NV	65,613	7,654,402
Canada 2.3%
Suncor Energy, Inc.	254,800	7,974,937
China 1.2%
China Milk Products Group Ltd.(a),(b)	7,426,000	5
Tencent Holdings Ltd.	124,700	4,285,611
Total		4,285,616
Denmark 0.6%
Novo Nordisk A/S, Class B	49,440	2,101,113
France 11.8%
Airbus Group SE	84,465	6,933,152
BNP Paribas SA	151,912	10,720,249
Dassault Systemes	41,270	3,808,062
L’Oreal SA	50,467	10,797,005
Schneider Electric SE	111,314	8,573,052
Total		40,831,520
Germany 4.8%
Brenntag AG	95,184	5,506,632
Deutsche Telekom AG, Registered Shares	555,702	11,064,787
Total		16,571,419
Hong Kong 3.9%
AIA Group Ltd.	1,424,800	10,081,248
HKT Trust & HKT Ltd.	2,626,000	3,437,283
Total		13,518,531
Indonesia 2.3%
PT Bank Rakyat Indonesia Persero Tbk	7,253,000	7,869,598
Ireland 6.1%
Bank of Ireland(b)	36,018,608	9,751,217
CRH PLC	314,225	11,314,917
Total		21,066,134
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 25.3%
Bridgestone Corp.	176,800	7,428,415
Capcom Co., Ltd.	363,300	8,572,739
Daiwa Securities Group, Inc.	514,000	3,123,980
Dentsu, Inc.	110,300	5,617,081
Hoya Corp.	107,200	5,276,037
Keyence Corp.	8,400	3,811,687
Koito Manufacturing Co., Ltd.	108,100	5,699,349
Kubota Corp.	408,600	6,463,445
Maeda Corp.	373,000	4,030,225
Mitsubishi UFJ Financial Group, Inc.	944,300	5,859,666
Nidec Corp.	46,900	4,643,695
Seiko Epson Corp.	120,500	2,525,629
Sekisui Chemical Co., Ltd.	303,000	5,324,039
Shimano, Inc.	33,200	5,156,568
SoftBank Group Corp.	65,800	5,342,360
Temp Holdings Co., Ltd.	183,300	3,627,407
Tsuruha Holdings, Inc.	50,300	5,577,310
Total		88,079,632
Malta 0.0%
BGP Holdings PLC(a),(b)	2,232,232	3
Netherlands 7.1%
Akzo Nobel NV	45,394	3,799,512
ASML Holding NV	50,699	6,691,941
ING Groep NV	215,779	3,609,265
RELX NV	504,629	10,470,175
Total		24,570,893
Spain 2.3%
Industria de Diseno Textil SA	196,906	8,050,364
Sweden 1.0%
Volvo AB B Shares	209,056	3,417,960
Switzerland 7.2%
Roche Holding AG, Genusschein Shares	38,988	10,699,510
Sika AG	1,218	7,847,111
UBS AG	414,238	6,586,408
Total		25,133,029

Columbia Select International Equity Fund |	1

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 18.9%
3i Group PLC	887,333	10,232,398
Ashtead Group PLC	250,263	5,049,591
Berendsen PLC	598,662	8,469,383
Diageo PLC	174,077	5,219,219
Legal & General Group PLC	1,705,927	5,534,571
Royal Dutch Shell PLC, Class A	377,737	10,247,585
TechnipFMC PLC(b)	80,501	2,286,994
Unilever PLC	168,324	9,394,034
Wolseley PLC	142,942	9,411,276
Total		65,845,051
Total Common Stocks (Cost $280,551,523)		340,763,851

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(c),(d)	3,007,307	3,007,307
Total Money Market Funds (Cost $3,007,307)		3,007,307
Total Investments (Cost $283,558,830)		343,771,158
Other Assets & Liabilities, Net		3,673,319
Net Assets		$347,444,477

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2017, the value of these securities amounted to $8, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	648,661	38,637,994	(36,279,348)	3,007,307	412	7,782	3,007,307
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
283,559,000	67,943,000	(7,731,000)	60,212,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Select International Equity Fund |

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	3,793,649	—	—	3,793,649
Belgium	—	7,654,402	—	—	7,654,402
Canada	7,974,937	—	—	—	7,974,937
China	—	4,285,611	5	—	4,285,616
Denmark	—	2,101,113	—	—	2,101,113
France	—	40,831,520	—	—	40,831,520
Germany	—	16,571,419	—	—	16,571,419
Hong Kong	—	13,518,531	—	—	13,518,531
Indonesia	—	7,869,598	—	—	7,869,598
Ireland	—	21,066,134	—	—	21,066,134
Japan	—	88,079,632	—	—	88,079,632
Malta	—	—	3	—	3
Netherlands	—	24,570,893	—	—	24,570,893
Spain	—	8,050,364	—	—	8,050,364
Sweden	—	3,417,960	—	—	3,417,960
Columbia Select International Equity Fund |	3

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Switzerland	—	25,133,029	—	—	25,133,029
United Kingdom	—	65,845,051	—	—	65,845,051
Total Common Stocks	7,974,937	332,788,906	8	—	340,763,851
Money Market Funds	—	—	—	3,007,307	3,007,307
Total Investments	7,974,937	332,788,906	8	3,007,307	343,771,158
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
4	Columbia Select International Equity Fund |

Portfolio of Investments
Columbia Select Global Growth Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 92.8%
Issuer	Shares	Value ($)
Argentina 2.0%
MercadoLibre, Inc.	4,350	1,196,728
Australia 2.0%
Domino’s Pizza Enterprises Ltd.	28,595	1,221,154
China 10.5%
Alibaba Group Holding Ltd., ADR(a)	10,451	1,279,829
Ctrip.com International Ltd., ADR(a)	27,230	1,488,120
New Oriental Education & Technology Group, Inc., ADR(a)	23,160	1,659,877
Sinopharm Group Co. Class H	148,400	677,457
Tencent Holdings Ltd.	36,700	1,261,282
Total		6,366,565
France 2.1%
Eurofins Scientific SE	2,379	1,263,400
Germany 4.3%
Wirecard AG	19,560	1,303,641
Zalando SE(a)	28,010	1,337,578
Total		2,641,219
India 2.6%
HDFC Bank Ltd., ADR	18,050	1,584,790
Ireland 7.4%
Greencore Group PLC(a)	487,775	1,517,765
Ryanair Holdings PLC, ADR(a)	14,660	1,564,808
Shire PLC, ADR	8,100	1,399,032
Total		4,481,605
Japan 2.6%
Ain Holdings, Inc.	19,300	1,552,714
Russian Federation 1.8%
Yandex NV, Class A(a)	42,260	1,119,045
Spain 2.6%
Industria de Diseno Textil SA	38,790	1,585,902
Thailand 2.4%
CP ALL PCL, Foreign Registered Shares	799,900	1,467,506
United Kingdom 2.0%
Metro Bank PLC(a)	25,180	1,200,398
United States 50.5%
Activision Blizzard, Inc.	17,710	1,037,452
Common Stocks (continued)
Issuer	Shares	Value ($)
Acuity Brands, Inc.	4,900	798,259
Adobe Systems, Inc.(a)	9,271	1,315,184
Amazon.com, Inc.(a)	1,390	1,382,522
Bristol-Myers Squibb Co.	17,520	945,204
Celgene Corp.(a)	9,240	1,057,148
Charles Schwab Corp. (The)	19,750	765,313
Costco Wholesale Corp.	5,340	963,496
DexCom, Inc.(a)	13,160	879,614
Edwards Lifesciences Corp.(a)	7,856	903,990
Facebook, Inc., Class A(a)	8,946	1,354,961
Illumina, Inc.(a)	4,160	737,818
Intercontinental Exchange, Inc.	23,340	1,404,835
MACOM Technology Solutions Holdings, Inc.(a)	20,540	1,252,324
Monster Beverage Corp.(a)	27,510	1,390,906
Nike, Inc., Class B	22,782	1,207,218
NVIDIA Corp.	8,945	1,291,211
Priceline Group, Inc. (The)(a)	790	1,482,901
Salesforce.com, Inc.(a)	15,390	1,379,560
ServiceNow, Inc.(a)	12,210	1,277,776
Splunk, Inc.(a)	20,260	1,240,722
Square, Inc., Class A(a)	59,620	1,370,664
Starbucks Corp.	22,450	1,428,044
Ulta Beauty, Inc.(a)	2,672	814,532
UnitedHealth Group, Inc.	3,360	588,605
Vertex Pharmaceuticals, Inc.(a)	7,687	950,113
Visa, Inc., Class A	15,662	1,491,492
Total		30,711,864
Total Common Stocks (Cost $45,903,213)		56,392,890

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(b),(c)	1,450,875	1,450,875
Total Money Market Funds (Cost $1,450,875)		1,450,875
Total Investments (Cost $47,354,088)		57,843,765
Other Assets & Liabilities, Net		2,920,354
Net Assets		$60,764,119

Columbia Select Global Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, May 31, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts open at May 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	7/13/2017	270,000 EUR	301,903 USD	—	(2,081)
Citi	7/13/2017	462,000 GBP	599,656 USD	3,600	—
Citi	7/13/2017	58,070,000 INR	898,066 USD	1,087	—
Citi	7/13/2017	27,658,000 RUB	454,167 USD	—	(29,015)
Citi	7/13/2017	47,614,000 THB	1,377,600 USD	—	(20,071)
Citi	7/13/2017	537,907 USD	1,700,000 BRL	—	(17,445)
Citi	7/13/2017	1,797,719 USD	2,447,000 CAD	15,140	—
Citi	7/13/2017	1,798,463 USD	1,755,000 CHF	18,546	—
Citi	7/13/2017	360,382 USD	2,398,000 DKK	2,623	—
Citi	7/13/2017	180,166 USD	2,409,757,000 IDR	363	—
Citi	7/13/2017	1,202,649 USD	133,319,000 JPY	3,411	—
Citi	7/13/2017	1,017,258 USD	1,142,126,000 KRW	3,572	—
Citi	7/13/2017	240,933 USD	4,543,000 MXN	1,009	—
Citi	7/13/2017	181,629 USD	778,000 MYR	—	(651)
Citi	7/13/2017	600,638 USD	5,234,000 SEK	3,023	—
Citi	7/13/2017	300,815 USD	418,000 SGD	1,433	—
Citi	7/13/2017	838,834 USD	25,238,000 TWD	—	(392)
Citi	7/13/2017	480,712 USD	6,400,000 ZAR	3,645	—
Total				57,452	(69,655)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	495,058	6,002,393	(5,046,576)	1,450,875	58	1,306	1,450,875
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russia Ruble
SEK	Swedish Krona
2	Columbia Select Global Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, May 31, 2017 (Unaudited)
Currency Legend  (continued)
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
47,354,000	11,522,000	(1,032,000)	10,490,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Select Global Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Argentina	1,196,728	—	—	—	1,196,728
Australia	—	1,221,154	—	—	1,221,154
China	4,427,826	1,938,739	—	—	6,366,565
France	—	1,263,400	—	—	1,263,400
Germany	—	2,641,219	—	—	2,641,219
India	1,584,790	—	—	—	1,584,790
Ireland	2,963,840	1,517,765	—	—	4,481,605
Japan	—	1,552,714	—	—	1,552,714
Russian Federation	1,119,045	—	—	—	1,119,045
Spain	—	1,585,902	—	—	1,585,902
Thailand	—	1,467,506	—	—	1,467,506
United Kingdom	—	1,200,398	—	—	1,200,398
United States	30,711,864	—	—	—	30,711,864
Total Common Stocks	42,004,093	14,388,797	—	—	56,392,890
Money Market Funds	—	—	—	1,450,875	1,450,875
Total Investments	42,004,093	14,388,797	—	1,450,875	57,843,765
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	57,452	—	—	57,452
Liability
Forward Foreign Currency Exchange Contracts	—	(69,655)	—	—	(69,655)
Total	42,004,093	14,376,594	—	1,450,875	57,831,562
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Select Global Growth Fund | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 21, 2017